UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-9279
Van Kampen Equity Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 2/29/09

Item 1. Report to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Technology Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2009.

This material must be preceded or accompanied by a Class A, B, and C share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/09

	A Shares		B Shares		C Shares
	since 7/26/99		since 7/26/99		since 7/26/99
		w/max		w/max		w/max
		5.75%		5.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales
Total Returns	charges	charge	charges	charge	charges	charge

Since Inception	–11.23%	–11.77%	–11.80%	–11.80%	–11.89%	–11.89%

5-year	–5.62	–6.73	–6.29	–6.57	–6.29	–6.29

1-year	–36.58	–40.26	–37.08	–40.22	–36.94	–37.57

6-month	–37.20	–40.82	–37.34	–40.47	–37.34	–37.97

Past performance is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

The NYSE Arca Tech 100 Index® is a price-weighted index comprised of common stocks and ADRs of technology-related companies listed on U.S. exchanges. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. These indices do not include any expenses, fees or sales charges, which would lower performance. These indices are unmanaged and should not be considered an investment.

1

Fund Report
For the six-month period ended February 28, 2009

Market Conditions

The technology sector outperformed the broad stock market (as measured by the NYSE Arca Tech 100 Index® and the S&P 500® Index, respectively,) in the six-month period ended February 28, 2009, although both indexes declined considerably on an absolute basis. The credit and liquidity crisis intensified in September, in the wake of the Lehman Brothers bankruptcy and the government takeover of Fannie Mae and Freddie Mac, spawning a precipitous decline in investor confidence and equity market performance. Weakening economic data and confirmation that the economy was, in fact, in recession further dampened sentiment. Although the federal government interceded with various measures designed to stimulate the economy and the markets, there were few signs of improvement at period end.

All segments of the technology sector lost value for the reporting period. On an absolute basis, within the NYSE Arca Tech 100 Index (“the Index”), information technology lost the most value, followed by industrials. Telecommunications and health care were the best performing sectors, although both still experienced double-digit declines for the period. As the largest sector weight in the Index, information technology detracted the most from Index return due to poor performance of software and computer companies and, to a lesser extent, semiconductor and communications equipment companies. While health care lost less value than industrials, it was the second largest detractor from Index return due to its relatively higher weight. The industrials and telecommunications sectors were not significant contributors to the Index return due to their relatively small representation.

Performance Analysis

All share classes of Van Kampen Technology Fund outperformed the NYSE Arca Tech 100 Index® (“the Index”) and the S&P 500® Index for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2009

			NYSE Arca Tech 100
Class A	Class B	Class C	Index®	S&P 500® Index

–37.20%	–37.34%	–37.34%	–37.74%	–41.82%

The performance for the three share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The primary contributor to the Fund’s relative performance was its health care holdings. Strong security selection in the segment, particularly in health care equipment and supplies as well as life science tools and services, was additive to relative returns during the period. An underweight in industrials, specifically within aerospace and defense, and no exposure to telecommunications also contributed positively to the Fund’s relative performance.

Other investments, however, detracted from relative results. An overweight in information technology hindered performance, particularly in communications equipment, software and computers. This more than offset the benefit of slightly better security selection in the segment. Additionally, weakness from holdings in the materials and consumer discretionary groups, which are not represented in the Index, hampered relative performance during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 2/28/09 (Unaudited)

Apple, Inc.	5.2%
Genentech, Inc.	5.0
QUALCOMM, Inc.	4.9
IBM Corp.	4.7
Yahoo!, Inc.	4.6
Hewlett-Packard Co.	4.0
Synopsys, Inc.	4.0
Google, Inc., Class A	3.9
Cisco Systems, Inc.	3.7
Activision Blizzard, Inc.	3.5

Summary of Investments by Industry Classification as of 2/28/09 (Unaudited)

Biotechnology	15.7%
Computer Hardware	14.0
Communications Equipment	13.7
Systems Software	13.5
Internet Software & Services	9.5
Application Software	8.7
Semiconductors	7.0
Semiconductor Equipment	3.9
Home Entertainment Software	3.5
Aerospace & Defense	3.2
Computer Storage & Peripherals	2.8
Internet Retail	2.4
Fertilizers & Agricultural Chemicals	2.0
Electrical Components & Equipment	0.0 *

Total Long-Term Investments	99.9
Total Repurchase Agreements	0.6

Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)

Net Assets	100.0%

*	Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/08 - 2/28/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/08	2/28/09	9/1/08-2/28/09

Class A
Actual	$1,000.00	$627.95	$7.87
Hypothetical	1,000.00	1,015.12	9.74
(5% annual return before expenses)

Class B
Actual	1,000.00	626.58	10.89
Hypothetical	1,000.00	1,011.41	13.47
(5% annual return before expenses)

Class C
Actual	1,000.00	626.58	10.89
Hypothetical	1,000.00	1,011.41	13.47
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, 2.70% and 2.70% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

7

Investment Subadvisory Agreement Approval

Effective as of November 21, 2008, the Fund’s investment adviser has entered into an investment subadvisory agreement with Morgan Stanley Investment Management Limited (the “investment subadviser”) to assist the investment adviser in performing its investment advisory functions. Each of the investment adviser and the investment subadviser are wholly-owned subsidiaries of Morgan Stanley. As required by the Investment Company Act of 1940, at a meeting held on November 12, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment subadvisory agreement are fair and reasonable and approved the investment subadvisory agreement as being in the best interests of the Fund and its shareholders. Pursuant to the investment subadvisory agreement, personnel employed by the investment subadviser assist in providing portfolio management services to the Fund. The Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser and the services expected to be provided by the investment subadviser, focusing on the capability of the personnel of the investment subadviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees also considered that the new subadvisory arrangement would not materially change the Fund’s advisory relationship, the Fund’s advisory fee would remain the same, and there would be no decrease in the nature or level of the investment advisory services provided to the Fund. The Board of Trustees note that entry into this new investment subadvisory agreement for the Fund is substantially similar to arrangements entered into by several other Van Kampen funds. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and, after considering all factors together, has determined, in the exercise of its business judgment that continuance of the investment advisory agreement with the investment adviser coupled with approval of the investment subadvisory agreement with the investment subadviser is in the best interests of the Fund and its shareholders. The Board of Trustees will next consider the continuance of the investment advisory agreement together with the continuance of the investment subadvisory agreement at meetings to be held in April and May 2009.

8

Van Kampen Technology Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.9%
Aerospace & Defense 3.2%
Lockheed Martin Corp.	47,500	$2,997,725

Application Software 8.7%
Adobe Systems, Inc. (a)	55,000	918,500
Amdocs Ltd. (Guernsey) (a)	100,000	1,675,000
Autodesk, Inc. (a)	45,000	571,050
Citrix Systems, Inc. (a)	60,000	1,234,800
Synopsys, Inc. (a)	200,000	3,726,000

		8,125,350

Biotechnology 15.7%
Amgen, Inc. (a)	40,000	1,957,200
Celgene Corp. (a)	20,000	894,600
Genentech, Inc. (a)	55,000	4,705,250
Genzyme Corp. (a)	47,500	2,894,175
Gilead Sciences, Inc. (a)	45,000	2,016,000
Myriad Genetics, Inc. (a)	25,000	1,971,250
United Therapeutics Corp. (a)	4,100	275,151

		14,713,626

Communications Equipment 13.7%
Cisco Systems, Inc. (a)	235,000	3,423,950
F5 Networks, Inc. (a)	50,000	1,000,000
Juniper Networks, Inc. (a)	140,000	1,989,400
QUALCOMM, Inc.	137,600	4,599,968
Research In Motion Ltd. (Canada) (a)	45,000	1,797,300

		12,810,618

Computer Hardware 14.0%
Apple, Inc. (a)	55,000	4,912,050
Hewlett-Packard Co.	130,000	3,773,900
IBM Corp.	47,500	4,371,425

		13,057,375

Computer Storage & Peripherals 2.8%
EMC Corp. (a)	100,000	1,050,000
NetApp, Inc. (a)	115,000	1,545,600

		2,595,600

Electrical Components & Equipment 0.0%
SunPower Corp., Class B (a)	3	74

Fertilizers & Agricultural Chemicals 2.0%
Monsanto Co.	25,000	1,906,750

Home Entertainment Software 3.5%
Activision Blizzard, Inc. (a)	330,000	3,309,900

Internet Retail 2.4%
Amazon.com, Inc. (a)	35,000	2,267,650

9
See Notes to Financial Statements

Van Kampen Technology Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Internet Software & Services 9.5%
Google, Inc., Class A (a)	10,800	$3,650,292
VeriSign, Inc. (a)	50,000	966,500
Yahoo!, Inc. (a)	325,000	4,299,750

		8,916,542

Semiconductor Equipment 3.9%
Applied Materials, Inc.	75,000	690,750
ASML Holding N.V. (Netherlands)	55,000	832,150
KLA–Tencor Corp.	50,000	862,500
Lam Research Corp. (a)	65,000	1,271,400

		3,656,800

Semiconductors 7.0%
Altera Corp.	60,000	919,800
Analog Devices, Inc.	45,000	838,800
Broadcom Corp., Class A (a)	65,000	1,069,250
Intel Corp.	90,000	1,146,600
National Semiconductor Corp.	55,000	599,500
Texas Instruments, Inc.	60,000	861,000
Xilinx, Inc.	65,000	1,149,200

		6,584,150

Systems Software 13.5%
BMC Software, Inc. (a)	65,000	1,925,950
Check Point Software Technologies Ltd. (Israel) (a)	105,000	2,306,850
McAfee, Inc. (a)	110,000	3,074,500
Microsoft Corp.	95,000	1,534,250
Oracle Corp. (a)	165,000	2,564,100
Symantec Corp. (a)	85,000	1,175,550

		12,581,200

Total Long-Term Investments 99.9% (Cost $125,290,230)		93,523,360

Repurchase Agreements 0.6%
Banc of America Securities ($289,229 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.22%, dated 02/27/09, to be sold on 03/02/09 at $289,235)		289,229
Citigroup Global Markets, Inc. ($231,384 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 02/27/09, to be sold on 03/02/09 at $231,388)		231,384
Citigroup Global Markets, Inc. ($86,769 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $86,771)		86,769

10
See Notes to Financial Statements

Van Kampen Technology Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Description	Value

Repurchase Agreements (Continued)
State Street Bank & Trust Co. ($618 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/27/09, to be sold on 03/02/09 at $618)	$618

Total Repurchase Agreements 0.6% (Cost $608,000)	608,000

Total Investments 100.5% (Cost $125,898,230)	94,131,360

Liabilities in Excess of Other Assets (0.5%)	(509,516)

Net Assets 100.0%	$93,621,844

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

11
See Notes to Financial Statements

Van Kampen Technology Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Total Investments (Cost $125,898,230)	$94,131,360
Cash	625
Receivables:
Fund Shares Sold	221,085
Dividends	112,791
Expense Reimbursement from Adviser	52,255
Interest	8
Other	52,443

Total Assets	94,570,567

Liabilities:
Payables:
Fund Shares Repurchased	277,049
Distributor and Affiliates	219,113
Trustees’ Deferred Compensation and Retirement Plans	127,901
Accrued Expenses	324,660

Total Liabilities	948,723

Net Assets	$93,621,844

Net Assets Consist of:
Capital (Par value of $.01 per share with an unlimited number of shares authorized)	$1,646,812,867
Accumulated Net Investment Loss	(1,060,291)
Net Unrealized Depreciation	(31,766,870)
Accumulated Net Realized Loss	(1,520,363,862)

Net Assets	$93,621,844

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $62,911,985 and 19,735,414 shares of beneficial interest issued and outstanding)	$3.19
Maximum sales charge (5.75%* of offering price)	0.19

Maximum offering price to public	$3.38

Class B Shares:
Net asset value and offering price per share (Based on net assets of $23,127,091 and 7,796,177 shares of beneficial interest issued and outstanding)	$2.97

Class C Shares:
Net asset value and offering price per share (Based on net assets of $7,582,768 and 2,556,947 shares of beneficial interest issued and outstanding)	$2.97

*	On sales of $50,000 or more, the sales charge will be reduced.

12
See Notes to Financial Statements

Van Kampen Technology Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $1,837)	$286,053
Interest	886

Total Income	286,939

Expenses:
Transfer Agent Fees	875,334
Investment Advisory Fee	487,201
Distribution (12b-1) and Service Fees
Class A	88,627
Class B	142,607
Class C	44,221
Reports to Shareholders	82,269
Professional Fees	52,475
Registration Fees	26,032
Accounting and Administrative Expenses	25,989
Trustees’ Fees and Related Expenses	14,145
Custody	11,692
Other	10,047

Total Expenses	1,860,639
Expense Reduction	663,052
Less Credits Earned on Cash Balances	1,679

Net Expenses	1,195,908

Net Investment Loss	$(908,969)

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(8,502,813)
Options	505,018
Foreign Currency Transactions	3,270

Net Realized Loss	(7,994,525)

Unrealized Appreciation/Depreciation:
Beginning of the Period	18,575,780
End of the Period	(31,766,870)

Net Unrealized Depreciation During the Period	(50,342,650)

Net Realized and Unrealized Loss	$(58,337,175)

Net Decrease in Net Assets From Operations	$(59,246,144)

13
See Notes to Financial Statements

Van Kampen Technology Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	February 28, 2009	August 31, 2008

From Investment Activities:
Operations:
Net Investment Loss	$(908,969)	$(3,318,816)
Net Realized Gain/Loss	(7,994,525)	7,209,416
Net Unrealized Depreciation During the Period	(50,342,650)	(26,954,285)

Net Change in Net Assets from Investment Activities	(59,246,144)	(23,063,685)

From Capital Transactions:
Proceeds from Shares Sold	7,113,697	44,558,552
Cost of Shares Repurchased	(15,570,345)	(71,303,839)

Net Change in Net Assets from Capital Transactions	(8,456,648)	(26,745,287)

Total Decrease in Net Assets	(67,702,792)	(49,808,972)
Net Assets:
Beginning of the Period	161,324,636	211,133,608

End of the Period (Including accumulated net investment loss of $1,060,291 and $151,322, respectively)	$93,621,844	$161,324,636

14
See Notes to Financial Statements

Van Kampen Technology Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	February 28,		Year Ended August 31,
Class A Shares	2009		2008	2007		2006	2005		2004

Net Asset Value, Beginning of the Period	$5.08		$5.75	$4.81		$4.89	$3.88		$3.93

Net Investment Loss (a)	(0.03)		(0.08)	(0.09)		(0.09)	(0.08)		(0.09)
Net Realized and Unrealized Gain/Loss	(1.86)		(0.59)	1.03		0.01	1.09		0.04

Total from Investment Operations	(1.89)		(0.67)	0.94		(0.08)	1.01		(0.05)

Net Asset Value, End of the Period	$3.19		$5.08	$5.75		$4.81	$4.89		$3.88

Total Return* (b)	–37.20%	**	–11.65%	19.54%		–1.64%	26.03%		–1.27%
Net Assets at End of the Period (In millions)	$62.9		$103.8	$102.9		$98.0	$113.1		$108.7
Ratio of Expenses to Average Net Assets*	1.95%		1.95%	2.27%		2.26%	2.42%		2.34%
Ratio of Net Investment Loss to Average Net Assets*	(1.42%	)	(1.41% )	(1.78%	)	(1.79% )	(1.72%	)	(2.13% )
Portfolio Turnover	27%	**	119%	113%		88%	93%		180%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.17%		2.13%	2.32%		N/A	N/A		N/A
Ratio of Net Investment Loss to Average Net Assets	(2.64%	)	(1.59% )	(1.83%	)	N/A	N/A		N/A

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

15
See Notes to Financial Statements

Van Kampen Technology Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	February 28,		Year Ended August 31,
Class B Shares	2009		2008	2007		2006	2005		2004

Net Asset Value, Beginning of the Period	$4.75		$5.39	$4.55		$4.66	$3.73		$3.81

Net Investment Loss (a)	(0.04)		(0.11)	(0.13)		(0.12)	(0.11)		(0.12)
Net Realized and Unrealized Gain/Loss	(1.74)		(0.53)	0.97		0.01	1.04		0.04

Total from Investment Operations	(1.78)		(0.64)	0.84		(0.11)	0.93		(0.08)

Net Asset Value, End of the Period	$2.97		$4.75	$5.39		$4.55	$4.66		$3.73

Total Return* (b)	–37.34%	**	–12.06%	18.46%		–2.36%	24.93%		–2.10%
Net Assets at End of the Period (In millions)	$23.1		$44.3	$90.3		$111.2	$144.8		$146.7
Ratio of Expenses to Average Net Assets*	2.70%		2.70%	3.04%		3.03%	3.19%		3.11%
Ratio of Net Investment Loss to Average Net Assets*	(2.18%	)	(2.20% )	(2.56%	)	(2.56% )	(2.49%	)	(2.91% )
Portfolio Turnover	27%	**	119%	113%		88%	93%		180%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.93%		2.91%	3.09%		N/A	N/A		N/A
Ratio of Net Investment Loss to Average Net Assets	(3.41%	)	(2.41% )	(2.61%	)	N/A	N/A		N/A

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

16
See Notes to Financial Statements

Van Kampen Technology Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	February 28,		Year Ended August 31,
Class C Shares	2009		2008	2007		2006	2005		2004

Net Asset Value, Beginning of the Period	$4.74		$5.39	$4.55		$4.66	$3.73		$3.81

Net Investment Loss (a)	(0.04)		(0.11)	(0.13)		(0.12)	(0.11)		(0.12)
Net Realized and Unrealized Gain/Loss	(1.73)		(0.54)	0.97		0.01	1.04		0.04

Total from Investment Operations	(1.77)		(0.65)	0.84		(0.11)	0.93		(0.08)

Net Asset Value, End of the Period	$2.97		$4.74	$5.39		$4.55	$4.66		$3.73

Total Return* (b)	–37.34%	**	–12.06%	18.46%		–2.36%	24.93%		–2.10%
Net Assets at End of the Period (In millions)	$7.6		$13.2	$17.9		$24.0	$31.8		$34.7
Ratio of Expenses to Average Net Assets*	2.70%		2.70%	3.05%		3.03%	3.19%		3.11%
Ratio of Net Investment Loss to Average Net Assets*	(2.17%	)	(2.18% )	(2.57%	)	(2.56% )	(2.49%	)	(2.91% )
Portfolio Turnover	27%	**	119%	113%		88%	93%		180%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.94%		2.90%	3.10%		N/A	N/A		N/A
Ratio of Net Investment Loss to Average Net Assets	(3.41%	)	(2.38% )	(2.61%	)	N/A	N/A		N/A

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

17
See Notes to Financial Statements

Van Kampen Technology Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Technology Fund (the “Fund”) is organized as a series of Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of February 28, 2009, there have been no sales of Class I Shares.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

18

Van Kampen Technology Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$93,523,360
Level 2—Other Significant Observable Inputs	608,000
Level 3—Significant Unobservable Inputs	-0-

Total	$94,131,360

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains recorded. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

19

Van Kampen Technology Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $8,318,768. At August 31, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $1,511,270,679, which will expire according to the following schedule:

Amount	Expiration

$83,143,826	August 31, 2009
1,245,430,493	August 31, 2010
182,696,360	August 31, 2011

At February 28, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$127,718,582

Gross tax unrealized appreciation	$4,677,681
Gross tax unrealized depreciation	(38,264,903)

Net tax unrealized depreciation on investments	$(33,587,222)

E. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, including a portion of premiums received from written options, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the year ended August 31, 2008.
As of August 31, 2008, there were no distributable earnings on a tax basis.
Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. Credits Earned on Cash Balances During the six months ended February 28, 2009, the Fund’s custody fee was reduced by $1,679 as a result of credits earned on cash balances.

G. Foreign Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions on the Statement of

20

Van Kampen Technology Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Operations include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	.90%
Next $500 million	.85%
Over $1 billion	.80%

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the “Subadviser”), a wholly-owned subsidiary of Morgan Stanley. The Subadviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser pays the Subadviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.95%, 2.70%, and 2.70% for Classes A, B, and C Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2009, the adviser waived or reimbursed approximately $663,100 of advisory fees or other expenses.
For the six months ended February 28, 2009, the Fund recognized expenses of approximately $23,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $25,100 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $320,000 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.

21

Van Kampen Technology Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $43,100 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2009, the Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, of approximately $30,500.
For the six months ended February 28, 2009, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund’s Class A Shares of approximately $10,100 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $25,300. Sales charges do not represent expenses of the Fund.

3. Capital Transactions
For the six months ended February 28, 2009 and the year ended August 31, 2008, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Value	Shares	Value

Sales:
Class A	1,675,236	$5,848,728	7,224,981	$39,747,081
Class B	318,764	1,049,077	710,591	3,696,905
Class C	64,735	215,892	205,826	1,114,566

Total Sales	2,058,735	$7,113,697	8,141,398	$44,558,552

Repurchases:
Class A	(2,368,819)	$(8,409,957)	(4,703,620)	$(25,846,292)
Class B	(1,850,896)	(6,163,646)	(8,127,912)	(41,663,147)
Class C	(297,141)	(996,742)	(737,517)	(3,794,400)

Total Repurchases	(4,516,856)	$(15,570,345)	(13,569,049)	$(71,303,839)

4. Redemption Fee
Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within seven days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 28, 2009, the Fund received redemption fees of approximately $400, which are reported as a part of “Cost of Shares Repurchased” on the

22

Van Kampen Technology Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer applied.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $30,371,600 and 38,533,857, respectively.

6. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below is the specific type of derivative financial instrument used by the Fund.

Option Contracts An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of “Total Investments” on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.
The Fund may write covered call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying securities to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

23

Van Kampen Technology Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Transactions in written call options were as follows:

	Number of Contracts	Premium Received

Options outstanding at August 31, 2008	-0-	$-0-
Options written	1,454,546	1,746,619
Options terminated in closing purchase transactions	(1,454,546)	(1,746,619)
Options exercised	-0-	-0-
Options expired	-0-	-0-

Options outstanding at February 28, 2009	-0-	$-0-

7. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $29,664,000 and $247,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

24

Van Kampen Technology Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen * – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Subadviser
Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf, London, England E14 4QA

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen Technology Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Technology Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Technology Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen Technology Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen Technology Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

77, 177, 277
TECHSAN 4/09
IU09-01495P-Y02/09

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen International Advantage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/09

	A Shares		B Shares		C Shares		I Shares
	since 9/26/01		since 9/26/01		since 9/26/01		since 8/12/05
		w/max		w/max		w/max
		5.75%		5.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charge	charges

Since Inception	0.75%	–0.05%	0.06%	0.06%	0.15%	0.15%	–8.74%

10-year	—	—	—	—	—	—	—

5-year	–4.05	–5.18	–4.68	–4.88	–4.65	–4.65	—

1-year	–47.69	–50.72	–47.98	–50.56	–48.15	–48.67	–47.54

6-month	–40.48	–43.91	–40.52	–43.47	–40.72	–41.31	–40.36

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) feebased investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund’s returns would have been lower. Periods of less than one year are not annualized.

The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2009

Market Conditions

Economic weakness around the world led international markets lower during the six months ended February 28, 2009. As the credit crisis deepened, the financial system in the West continued to appear unstable, despite the massive government interventions and accommodative central bank policy. These measures also failed to restore investor confidence, and international markets remained highly volatile.

Among the hardest hit countries in the MSCI AC World Index ex-USA (“the Index”) were Ireland and Greece, whose banking systems suffered tremendously in the credit crisis. Israel, Hong Kong and Japan were among the better performing markets, but only on a relative basis as all markets ended the period with negative returns. Similarly, all sectors declined during the period, with financials falling the most. The classically “defensive” sectors—or those that display less sensitivity to economic cycles such as health care and consumer staples—outperformed the Index.

Performance Analysis

All share classes of Van Kampen International Advantage Fund outperformed the MSCI AC World Index ex-USA (“the Index”) for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2009

				MSCI AC World
Class A	Class B	Class C	Class I	Index ex-USA

–40.48%	–40.52%	–40.72%	–40.36%	–45.45%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund’s portfolio is constructed on a bottom-up basis, with individual stocks selected based on where the team is finding the most attractive opportunities. The management team seeks to build a portfolio of securities that we believe are likely to generate consistent long-term earnings growth. Although the team does not engage in top-down portfolio construction, the Fund’s country and sector weights can have an impact on performance relative to the index. For the six-month period ended February 28, 2009, country allocation had a modestly

2

negative effect on performance relative to the Index, while sector allocation had a noticeably positive effect on relative performance.

In terms of country allocation, an overweight in Ireland (the weakest performing country during the period) and an underweight in Japan were detrimental to relative returns. Slightly offsetting the negative impact of those countries were overweights in Israel and Hong Kong, which were among the best performing markets during the period. Furthermore, security selection in Germany, France and Japan were significant positive contributors to relative performance.

On a sector basis, an overweight to the period’s best performing sector, health care, was beneficial to relative performance, as was an underweight to the period’s worst performing sector, financials. Security selection within sectors did not have a strong impact on relative performance, as good-performing selections in health care and consumer discretionary were offset by weakness in consumer staples and telecommunication services holdings.

Other factors affected the Fund’s performance relative to the Index during the period. The Fund’s market cap allocation was disadvantageous, as the underweight to large caps and overweight to small caps dampened relative performance. However, growth stocks outperformed value stocks during the period, which helped relative return. Because the team seeks to invest in companies that can generate long-term earnings growth, the Fund tends to have a growth bias to its investment style. Finally, as developed markets outpaced emerging markets in this six-month period, the Fund’s underweight in emerging markets further supported outperformance relative to the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 2/28/09 (Unaudited)

Intertek Group PLC	4.4%
Teva Pharmaceutical Industries Ltd.—ADR	4.4
QIAGEN NV	4.0
Telefonica SA	4.0
SABMiller PLC	3.9
Fresenius AG	3.8
Sodexo	3.7
Li & Fung Ltd.	3.6
Lonza Group AG	3.6
Aspen Pharmacare Holdings Ltd.	3.5

Summary of Investments by Country Classification as of 2/28/09 (Unaudited)

Germany	13.0%
United Kingdom	11.9
France	10.5
Bermuda	9.2
Israel	7.2
Spain	6.3
Japan	5.5
Netherlands	4.0
Switzerland	3.6
South Africa	3.5
Ireland	3.3
Mexico	3.2
Jersey Channel Islands	3.2
Australia	3.0
Republic of Korea (South Korea)	2.4
United States	2.3
Finland	2.0
China	1.9
Greece	1.1

Total Long-Term Investments	97.1
Total Repurchase Agreeements	1.1

Total Investments	98.2
Foreign Currency	0.2
Other Assets in Excess of Liabilities	1.6

Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference

Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/08 - 2/28/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/08	2/28/09	9/1/08-2/28/09

Class A
Actual	$1,000.00	$595.21	$6.53
Hypothetical	1,000.00	1,016.61	8.25
(5% annual return before expenses)

Class B
Actual	1,000.00	594.80	7.16
Hypothetical	1,000.00	1,015.82	9.05
(5% annual return before expenses)

Class C
Actual	1,000.00	592.81	9.48
Hypothetical	1,000.00	1,012.89	11.98
(5% annual return before expenses)

Class I
Actual	1,000.00	596.40	5.54
Hypothetical	1,000.00	1,017.85	7.00
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 1.81%, 2.40% and 1.40% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

7

Van Kampen International Advantage Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Australia 3.0%
Computershare Ltd.	327,578	$1,459,379

Bermuda 9.2%
Axis Capital Holdings Ltd.	72,944	1,632,487
Esprit Holdings Ltd.	210,611	1,128,889
Li & Fung Ltd.	822,000	1,799,341

		4,560,717

China 1.9%
China Shenhua Energy Co., Ltd.	489,000	942,673

Finland 2.0%
Vacon Oyj	39,313	981,912

France 10.5%
Groupe DANONE	35,653	1,709,273
Ipsen SA	43,165	1,649,078
Sodexo	39,261	1,813,842

		5,172,193

Germany 13.0%
Adidas-Salmon AG	54,282	1,580,861
Fresenius AG	45,482	1,873,172
United Internet AG	205,866	1,453,214
Wirecard AG (a)	259,517	1,527,214

		6,434,461

Greece 1.1%
EFG Eurobank Ergasias SA	106,015	543,954

Ireland 3.3%
ICON PLC—ADR (a)	79,900	1,639,548

Israel 7.2%
Strauss Group Ltd.	174,051	1,397,245
Teva Pharmaceutical Industries Ltd.—ADR	48,968	2,182,994

		3,580,239

Japan 5.5%
DAITO Trust Construction Co., Ltd.	51,200	1,609,867
EPS Co., Ltd.	279	1,128,437

		2,738,304

Jersey Channel Islands 3.2%
Shire Ltd.	133,042	1,583,500

Mexico 3.2%
Fomento Economico Mexicano SA de CV, Class B—ADR	69,450	1,600,128

8
See Notes to Financial Statements

Van Kampen International Advantage Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Netherlands 4.0%
QIAGEN NV (a)	123,790	$1,983,116

Republic of Korea (South Korea) 2.4%
NHN Corp. (a)	13,870	1,181,544

South Africa 3.5%
Aspen Pharmacare Holdings Ltd. (a)	418,029	1,712,694

Spain 6.3%
Banco Santander SA	186,450	1,149,676
Telefonica SA	105,977	1,973,661

		3,123,337

Switzerland 3.6%
Lonza Group AG	18,621	1,789,521

United Kingdom 11.9%
Intertek Group PLC	185,356	2,191,353
Man Group PLC	253,196	617,700
SABMiller PLC	133,973	1,946,077
Standard Chartered PLC	119,115	1,127,898

		5,883,028

United States 2.3%
NII Holdings, Inc., Class B (a)	86,988	1,114,316

Total Long-Term Investments 97.1% (Cost $71,361,121)		48,024,564

Repurchase Agreements 1.1%
Banc of America Securities ($254,027 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.22%, dated 02/27/09, to be sold on 03/02/09 at $254,032)		254,027
Citigroup Global Markets, Inc. ($203,222 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 02/27/09, to be sold on 03/02/09 at $203,226)		203,222
Citigroup Global Markets, Inc. ($76,208 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $76,210)		76,208
State Street Bank & Trust Co. ($543 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/27/09, to be sold on 03/02/09 at $543)		543

Total Repurchase Agreements 1.1% (Cost $534,000)		534,000

9
See Notes to Financial Statements

Van Kampen International Advantage Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Total Investments 98.2% (Cost $71,895,121)		$48,558,564

Foreign Currency 0.2% (Cost $82,217)		81,702

Other Assets in Excess of Liabilities 1.6%		821,868

Net Assets 100.0%		$49,462,134

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $37,871,976 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Non-income producing security.

ADR—American Depositary Receipt

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets

Pharmaceuticals	$7,128,266	14.4%
Life Sciences Tools & Services	6,540,622	13.2
Diversified Commercial & Professional Services	3,718,568	7.5
Packaged Foods & Meats	3,106,519	6.3
Diversified Banks	2,821,528	5.7
Internet Software & Services	2,634,758	5.3
Integrated Telecommunication Services	1,973,661	4.0
Brewers	1,946,077	3.9
Health Care Services	1,873,172	3.8
Restaurants	1,813,842	3.7
Distributors	1,799,340	3.6
Property & Casualty Insurance	1,632,487	3.3
Homebuilding	1,609,867	3.3
Soft Drinks	1,600,128	3.2
Apparel, Accessories & Luxury Goods	1,580,861	3.2
Data Processing & Outsourced Services	1,459,379	3.0
Apparel Retail	1,128,889	2.3
Wireless Telecommunication Services	1,114,316	2.3
Electrical Components & Equipment	981,912	2.0
Coal & Consumable Fuels	942,672	1.9
Asset Management & Custody Banks	617,700	1.2

	$48,024,564	97.1%

10
See Notes to Financial Statements

Van Kampen International Advantage Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Total Investments (Cost $71,895,121)	$48,558,564
Foreign Currency (Cost $82,217)	81,702
Cash	362
Receivables:
Investments Sold	304,562
Dividends	83,295
Fund Shares Sold	38,511
Expense Reimbursement from Adviser	379
Interest	7
Other	1,034,936

Total Assets	50,102,318

Liabilities:
Payables:
Fund Shares Repurchased	265,462
Distributor and Affiliates	87,923
Trustees’ Deferred Compensation and Retirement Plans	128,830
Accrued Expenses	157,969

Total Liabilities	640,184

Net Assets	$49,462,134

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$94,873,941
Accumulated Undistributed Net Investment Income	(1,243,258)
Accumulated Net Realized Loss	(20,839,815)
Net Unrealized Depreciation	(23,328,734)

Net Assets	$49,462,134

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $36,828,595 and 5,456,942 shares of beneficial interest issued and outstanding)	$6.75
Maximum sales charge (5.75%* of offering price)	0.41

Maximum offering price to public	$7.16

Class B Shares:
Net asset value and offering price per share (Based on net assets of $7,944,730 and 1,199,484 shares of beneficial interest issued and outstanding)	$6.62

Class C Shares:
Net asset value and offering price per share (Based on net assets of $4,573,826 and 685,380 shares of beneficial interest issued and outstanding)	$6.67

Class I Shares:
Net asset value and offering price per share (Based on net assets of $114,983 and 17,060 shares of beneficial interest issued and outstanding)	$6.74

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen International Advantage Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $55,318)	$637,905
Interest	2,030

Total Income	639,935

Expenses:
Investment Advisory Fee	311,051
Distribution (12b-1) and Service Fees
Class A	58,098
Class B	21,968
Class C	29,141
Transfer Agent Fees	177,722
Professional Fees	57,405
Reports to Shareholders	35,696
Custody	33,388
Registration Fees	30,802
Accounting and Administrative Expenses	30,039
Trustees’ Fees and Related Expenses	13,330
Other	13,047

Total Expenses	811,687
Expense Reduction	218,183
Less Credits Earned on Cash Balances	440

Net Expenses	593,064

Net Investment Income	$46,871

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(12,837,987)
Foreign Currency Transactions	35,234

Net Realized Loss	(12,802,753)

Unrealized Appreciation/Depreciation:
Beginning of the Period	7,476,799

End of the Period:
Investments	(23,336,557)
Foreign Currency Translation	7,823

(23,328,734)

Net Unrealized Depreciation During the Period	(30,805,533)

Net Realized and Unrealized Loss	$(43,608,286)

Net Decrease in Net Assets From Operations	$(43,561,415)

12
See Notes to Financial Statements

Van Kampen International Advantage Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The Six	For The
	Months Ended	Year Ended
	February 28, 2009	August 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$46,871	$873,310
Net Realized Gain/Loss	(12,802,753)	7,884,125
Net Unrealized Depreciation During the Period	(30,805,533)	(34,199,211)

Change in Net Assets from Operations	(43,561,415)	(25,441,776)

Distributions from Net Investment Income:
Class A Shares	(937,920)	(1,182,581)
Class B Shares	(85,810)	(153,923)
Class C Shares	(55,466)	(74,042)
Class I Shares	(3,906)	(288,248)

	(1,083,102)	(1,698,794)

Distributions from Net Realized Gain:
Class A Shares	-0-	(12,427,696)
Class B Shares	-0-	(3,308,209)
Class C Shares	-0-	(1,525,840)
Class I Shares	-0-	(2,472,824)

	-0-	(19,734,569)

Return of Capital Distributions:
Class A Shares	-0-	(137,489)
Class B Shares	-0-	(33,437)
Class C Shares	-0-	(17,092)
Class I Shares	-0-	(37,859)

	-0-	(225,877)

Total Distributions	(1,083,102)	(21,659,240)

Net Change in Net Assets from Investment Activities	(44,644,517)	(47,101,016)

From Capital Transactions:
Proceeds from Shares Sold	5,188,525	52,333,075
Net Asset Value of Shares Issued Through Dividend Reinvestment	1,047,276	20,837,716
Cost of Shares Repurchased	(29,295,122)	(109,589,019)

Net Change in Net Assets from Capital Transactions	(23,059,321)	(36,418,228)

Total Decrease in Net Assets	(67,703,838)	(83,519,244)
Net Assets:
Beginning of the Period	117,165,972	200,685,216

End of the Period (Including accumulated undistributed net investment income of $(1,243,258) and $(207,027), respectively)	$49,462,134	$117,165,972

13
See Notes to Financial Statements

Van Kampen International Advantage Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	February 28,	Year Ended August 31,
Class A Shares	2009	2008	2007	2006	2005	2004

Net Asset Value, Beginning of the Period	$11.60	$16.28	$14.52	$12.56	$10.86	$9.83

Net Investment Income (a)	0.01	0.09	0.06	0.06	0.13	0.04
Net Realized and Unrealized Gain/Loss	(4.69)	(2.59)	3.64	2.16	2.14	0.99

Total from Investment Operations	(4.68)	(2.50)	3.70	2.22	2.27	1.03

Less:
Distributions from Net Investment Income	0.17	0.19	0.07	0.10	-0-	-0-
Distributions from Net Realized Gain	-0-	1.97	1.87	0.16	0.57	-0-
Return of Capital Distributions	-0-	0.02	-0-	-0-	-0-	-0-

Total Distributions	0.17	2.18	1.94	0.26	0.57	-0-

Net Asset Value, End of the Period	$6.75	$11.60	$16.28	$14.52	$12.56	$10.86

Total Return* (b)	–40.48% **	–18.36%	27.06%	17.91%	21.36%	10.48%
Net Assets at End of the Period (In millions)	$36.8	$71.3	$144.3	$97.7	$70.3	$13.9
Ratio of Expenses to Average Net Assets*	1.65%	1.63%	1.62%	1.65%	1.70%	1.72%
Ratio of Net Investment Income to Average Net Assets*	0.22%	0.64%	0.41%	0.44%	1.08%	0.38%
Portfolio Turnover	19% **	39%	22%	124%	69%	68%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets	2.30%	N/A	N/A	1.68%	1.97%	2.86%
Ratio of Net Investment Income/Loss to Average Net Assets	(0.43% )	N/A	N/A	0.41%	0.81%	(0.76%	)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

N/A=Not Applicable

14
See Notes to Financial Statements

Van Kampen International Advantage Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	February 28,		Year Ended August 31,
Class B Shares	2009		2008		2007		2006		2005	2004

Net Asset Value, Beginning of the Period	$11.23		$15.85		$14.22		$12.32		$10.73	$9.77

Net Investment Income/Loss (a)	-0-	(b)	-0-	(b)	(0.06)		(0.05)		0.05	(0.03)
Net Realized and Unrealized Gain/Loss	(4.54)		(2.54)		3.56		2.13		2.11	0.99

Total from Investment Operations	(4.54)		(2.54)		3.50		2.08		2.16	0.96

Less:
Distributions from Net Investment Income	0.07		0.09		-0-		0.02		-0-	-0-
Distributions from Net Realized Gain	-0-		1.97		1.87		0.16		0.57	-0-
Return of Capital Distributions	-0-		0.02		-0-		-0-		-0-	-0-

Total Distributions	0.07		2.08		1.87		0.18		0.57	-0-

Net Asset Value, End of the Period	$6.62		$11.23		$15.85		$14.22		$12.32	$10.73

Total Return* (c)	–40.52%	(d)**	–19.01%		26.13%		17.05%		20.57%	9.83%
Net Assets at End of the Period (In millions)	$7.9		$17.3		$25.5		$22.8		$25.3	$2.6
Ratio of Expenses to Average Net Assets*	1.81%	(d)	2.40%		2.37%		2.40%		2.41%	2.35%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.07%	(d)	(0.02%	)	(0.38%	)	(0.37%	)	0.42%	(0.28%	)
Portfolio Turnover	19%	**	39%		22%		124%		69%	68%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets	2.47%	(d)	N/A		N/A		2.43%		2.66%	3.30%
Ratio of Net Investment Income/Loss to Average Net Assets	(0.59%	)(d)	N/A		N/A		(0.40%	)	0.17%	(1.23%	)

(a)	Based on average shares outstanding.

(b)	Amount is less than $.01 per share.

(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

**	Non-Annualized

N/A=Not Applicable

15
See Notes to Financial Statements

Van Kampen International Advantage Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	February 28,		Year Ended August 31,
Class C Shares	2009		2008		2007		2006		2005		2004

Net Asset Value, Beginning of the Period	$11.37		$16.02		$14.36		$12.45		$10.84		$9.77

Net Investment Income/Loss (a)	(0.02)		-0-	(b)	(0.06)		(0.05)		0.04		0.07
Net Realized and Unrealized Gain/Loss	(4.60)		(2.56)		3.59		2.15		2.14		1.00

Total from Investment Operations	(4.62)		(2.56)		3.53		2.10		2.18		1.07

Less:
Distributions from Net Investment Income	0.08		0.10		-0-		0.03		-0-		-0-
Distributions from Net Realized Gain	-0-		1.97		1.87		0.16		0.57		-0-
Return of Capital Distributions	-0-		0.02		-0-		-0-		-0-		-0-

Total Distributions	0.08		2.09		1.87		0.19		0.57		-0-

Net Asset Value, End of the Period	$6.67		$11.37		$16.02		$14.36		$12.45		$10.84

Total Return* (c)	–40.72%	**	–18.97%		26.08%		17.05%		20.54%	(d)	10.95%	(d)(e)
Net Assets at End of the Period (In millions)	$4.6		$8.9		$12.0		$8.9		$7.6		$1.7
Ratio of Expenses to Average Net Assets*	2.40%		2.40%		2.37%		2.40%		2.40%	(d)	1.77%	(d)
Ratio of Net Investment Income/Loss to Average Net Assets*	(0.53%	)	(0.02%	)	(0.37%	)	(0.34%	)	0.34%	(d)	0.59%	(d)(e)
Portfolio Turnover	19%	**	39%		22%		124%		69%		68%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets	3.07%		N/A		N/A		2.43%		2.67%	(d)	2.92%	(d)
Ratio of Net Investment Income/Loss to Average Net Assets	(1.20%	)	N/A		N/A		(0.37%	)	0.07%	(d)	(0.56%	)(d)(e)

(a)	Based on average shares outstanding.
(b)	Amount is less than $.01 per share.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).
(e)	Certain non-recurring payments were made of Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income/Loss to Average Net Assets of 0.31%.
**	Non-Annualized
N/A=Not Applicable

16
See Notes to Financial Statements

Van Kampen International Advantage Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months				August 12, 2005
	Ended				(Commencement
	February 28,	Year Ended August 31,			of Operations) to
Class I Shares	2009	2008	2007	2006	August 31, 2005

Net Asset Value, Beginning of the Period	$11.61	$16.31	$14.54	$12.56	$12.77

Net Investment Income (a)	0.01	0.14	0.11	0.08	0.01
Net Realized and Unrealized Gain/Loss	(4.68)	(2.61)	3.63	2.19	(0.22)

Total from Investment Operations	(4.67)	(2.47)	3.74	2.27	(0.21)

Less:
Distributions from Net Investment Income	0.20	0.24	0.10	0.13	-0-
Distributions from Net Realized Gain	-0-	1.97	1.87	0.16	-0-
Return of Capital Distributions	-0-	0.02	-0-	-0-	-0-

Total Distributions	0.20	2.23	1.97	0.29	-0-

Net Asset Value, End of the Period	$6.74	$11.61	$16.31	$14.54	$12.56

Total Return* (b)	–40.36% **	–18.19%	27.37%	18.27%	–1.64% **
Net Assets at End of the Period (In millions)	$0.1	$19.6	$18.9	$10.3	$9.4
Ratio of Expenses to Average Net Assets*	1.40%	1.39%	1.37%	1.40%	1.40%
Ratio of Net Investment Income to Average Net Assets*	0.27%	1.01%	0.68%	0.61%	1.00%
Portfolio Turnover	19% **	39%	22%	124%	69%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.78%	N/A	N/A	1.43%	1.52%
Ratio of Net Investment Income/Loss to Average Net Assets	(0.11% )	N/A	N/A	0.58%	0.88%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

N/A=Not Applicable

17
See Notes to Financial Statements

Van Kampen International Advantage Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen International Advantage Fund (the “Fund”) is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 26, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is close of the foreign market on which the securities trade) and the close of business on the NYSE. If there developments are expected to materially affect the value of the securities, the valuation may be adjusted to reflect the estimated fair value as of close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are value using quoted foreign exchange rates.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

18

Van Kampen International Advantage Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$10,152,588
Level 2—Other Significant Observable Inputs	38,405,976
Level 3—Significant Unobservable Inputs	-0-

Total	$48,558,564

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Other income is accrued as earned. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision

19

Van Kampen International Advantage Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.
At February 28, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$73,045,893

Gross tax unrealized appreciation	$2,125,956,576
Gross tax unrealized depreciation	(2,150,443,905)

Net tax unrealized depreciation on investments	$(24,487,329)

E. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$2,399,767
Long-term capital gain	19,214,270
Return of Capital	225,877

$21,839,914

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F. Foreign Currency Translation Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from

20

Van Kampen International Advantage Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions. Income and expenses are translated at rates prevailing when accrued.

G. Credits Earned on Cash Balances During the six months ended February 28, 2009, the Fund’s custody fee was reduced by $440 as a result of credits earned on cash balances.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	.90%
Next $500 million	.85%
Over $1 billion	.80%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.65%, 1.81%, 2.40% and 1.40% for Classes A, B, C, and I Shares, respectively. The fee waivers or expense reimbursement are voluntary and can be discounted at any time. For the six months ended February 28, 2009, the Adviser waived or reimbursed approximately $218,200 of advisory fees or other expenses.
For the six months ended February 28, 2009, the Fund recognized expenses of approximately $19,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services, and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $27,100 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $98,500 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer

21

Van Kampen International Advantage Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $51,400 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2009, the Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $1,529.
For the six months ended February 28, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $5,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $10,700. Sales charges do not represent expenses of the Fund.
At February 28, 2009, Morgan Stanley & Co., Inc., an affiliate of the Adviser, owned 559 shares of Class I.

3. Capital Transactions
For the six months ended February 28, 2009 and the year ended August 31, 2008, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Value	Shares	Value

Sales:
Class A	448,280	$3,503,465	1,980,307	$31,933,664
Class B	90,600	681,703	375,460	5,712,871
Class C	41,241	320,551	152,476	2,330,618
Class I	81,803	682,806	863,155	12,355,922

Total Sales	661,924	$5,188,525	3,371,398	$52,333,075

Dividend Reinvestment:
Class A	122,904	$910,728	886,181	$13,257,256
Class B	11,250	81,785	224,613	3,272,605
Class C	7,011	51,462	102,384	1,510,172
Class I	446	3,301	187,011	2,797,683

Total Dividend Reinvestment	141,611	$1,047,276	1,400,189	$20,837,716

Repurchases:
Class A	(1,263,370)	$(10,526,861)	(5,582,983)	$(90,784,030)
Class B	(446,583)	(3,573,034)	(663,043)	(8,826,041)
Class C	(142,477)	(1,164,399)	(225,766)	(2,988,484)
Class I	(1,756,162)	(14,030,828)	(516,299)	(6,990,464)

Total Repurchases	(3,608,592)	$(29,295,122)	(6,988,091)	$(109,589,019)

22

Van Kampen International Advantage Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

4. Redemption Fee
The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 28, 2009, the Fund received redemption fees of approximately $2,600, which are reported as part of “Cost of Shares Repurchased” on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $13,677,731 and $38,163,842, respectively.

6. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.
Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Forward foreign currency contracts are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on foreign currency transactions. As of February 28, 2009, there were no forward foreign currency contracts outstanding.

7. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $-0- and $600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution

23

Van Kampen International Advantage Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Legal Matters
A class action complaint was brought against the Adviser and other defendants relating to the operations of another fund that merged into the Fund in 2004. The complaint generally alleges that the defendants breached their duties of care to long-term shareholders of the merged Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. In July 2007 the federal district court again remanded the case to the state Circuit Court in Madison County, Illinois. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court, which the court denied on May 20, 2008. Defendants sought an interlocutory appeal of that ruling but agreed to continue their motion in light of a similar appeal file by another mutual fund that was already pending in the Illinois appellate court. The Circuit Court stayed discovery pending the outcome of that appeal, Kircher v. Putnam (5th Dist. App. No. 5-08-0260), and set a status conference for November 19, 2008, which extended the status another 90 days. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

10. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

24

Van Kampen International Advantage Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen International Advantage Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen International Advantage Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen International Advantage Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen International Advantage Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen International Advantage Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

185, 285, 385, 687
IASAN 4/09
IU09-01494P-Y02/09

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen American Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/09

	A Shares		B Shares		C Shares		I Shares
	since 6/23/05		since 6/23/05		since 6/23/05		since 6/23/05
		w/max		w/max		w/max
		5.75%		5.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charge	charges

Since Inception	–8.30%	–9.76%	–9.03%	–9.59%	–9.00%	–9.00%	–8.10%

1-year	–35.24	–38.93	–35.76	–38.93	–35.68	–36.31	–35.06

6-month	–35.17	–38.88	–35.50	–38.69	–35.49	–36.13	–35.13

Past performance is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund’s returns would have been lower. Periods of less than one year are not annualized.

The S&P 500® measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2009

Market Conditions

The six-month period ended February 28, 2009 was very challenging for the U.S. stock market, as evidenced by the -41.82 percent return of the S&P 500® Index (the “Index”), a broad measure of U.S. market performance. All sectors posted negative returns, with the financials, industrials, and materials sectors the weakest performers. In contrast, the telecommunication services, consumer staples, and health care sectors lost the least value.

We remained committed, as we do in all market environments, to pursuing a strategy that is driven by finding companies of exceptional quality at compelling value. We manage a concentrated portfolio, as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration, and the fact that we do not use benchmarks as a portfolio construction tool, our strategy has a low correlation to the Index. As a result, the Fund’s short-term performance typically does not follow that of the markets. Although the Fund also posted a negative return during the period, it preserved capital better than the broad market, as is consistent with its past performance. Keep in mind past performance is no guarantee of future results.

Performance Analysis

All share classes of Van Kampen American Franchise Fund outperformed the S&P 500® Index (“the Index”) for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2009

Class A	Class B	Class C	Class I	S&P 500® Index

–35.17%	–35.50%	–35.49%	–35.13%	–41.82%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Our belief that significant financial leverage makes it very difficult for any business to sustain its returns through a full market cycle typically precludes us from investing in stocks in the financial services sector. In keeping with this belief, the Fund had no exposure to banks, insurance companies or brokerage firms during the period under review, and these were among the worst performing stocks in the market during the period. Rather, the Fund only held one financials stock, whose business is financial publishing. The Fund’s

2

significant underweight in the financials sector was a key contributor to its performance during the period.

Investments in the consumer staples sector, however, represented a large portion of the Fund’s portfolio. Given the nature of the products (food, alcohol, tobacco, home and personal care) of the companies in this sector, demand for these products tends to be relatively stable in times of economic distress. This has historically enabled these companies to better maintain earnings and returns on capital in these periods. The Fund benefited from this characteristic, as investments within the sector contributed significantly to relative performance during the period.

Another area of note during the period was the Fund’s investment in the materials sector. Although the Fund owns only one stock in this sector, the stock had a modestly positive return for the period. In comparison, the broad materials sector had a negative return for the period and was the third worst performing sector in the Index. The company held in the portfolio is a garden and lawn care products manufacturer, which saw its share price decline substantially early in the period as investors feared soaring raw materials costs would dampen profits. Believing in the soundness of the underlying business, we continued to hold the stock. As commodity prices dropped later in the period, the stock rebounded strongly, benefiting relative performance.

In contrast, other positions caused the Fund to lag on a relative basis. The consumer discretionary sector was the largest relative detractor during the period. Although the Fund’s weight within the sector was approximately half the size of our investment in consumer staples, the portfolio’s positions, in aggregate, represented a relative overweight compared to the Index’s sector weight. Consumer discretionary stocks tend to be more sensitive to economic factors, given the nature of their products and services, and they have been out of favor with investors in the slowing economic environment. Stocks within the sector performed poorly, and the Fund’s overweight there hurt relative return.

Additionally, the Fund’s lack of exposure to the energy and telecommunications services sectors dampened relative performance, as these sectors outperformed the Index during the period. However, there were no stocks in these sectors that met our stringent investment criteria.

Finally, in the health care sector, the benefit of our stock selection there was offset by the negative influence of an underweight in the sector. During the period, the Fund held only two health care stocks (one of which was sold before period-end) because we have struggled to find companies there that met both our quality and our valuation criteria. The health care sector was among the top performing groups within the Index, and therefore the Fund’s below-Index weighting hurt relative return.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 2/28/09 (Unaudited)

Philip Morris International, Inc.	8.9%
Reynolds American, Inc.	7.3
Johnson & Johnson	7.2
Procter & Gamble Co.	7.0
Nestle SA (Switzerland)	5.4
Kimberly-Clark Corp.	5.4
Accenture Ltd., Class A	4.8
Cadbury PLC (United Kingdom)	4.6
Kellogg Co.	4.4
Career Education Corp.	4.1

Summary of Investments by Industry Classification as of 2/28/09 (Unaudited)

Tobacco	16.2%
Packaged Foods & Meats	14.4
Household Products	12.4
Pharmaceuticals	10.8
IT Consulting & Other Services	4.8
Education Services	4.1
Personal Products	3.6
Distillers & Vintners	3.6
Fertilizers & Agricultural Chemicals	3.6
Soft Drinks	3.4
Publishing	3.0
Specialized Consumer Services	2.8
Motorcycle Manufacturers	2.7
Restaurants	2.7
Specialized Finance	2.6
Housewares & Specialties	2.4
Internet Software & Services	2.3
Health Care Supplies	2.0

Total Long-Term Investments	97.4
Total Repurchase Agreements	2.8

Total Investments	100.2
Foreign Currency	0.0 *
Liabilities in Excess of Other Assets	(0.2)

Net Assets	100.0%

*	Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/08 - 2/28/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/08	2/28/09	9/1/08-2/28/09

Class A
Actual	$1,000.00	$648.28	$5.52
Hypothetical	1,000.00	1,018.10	6.76
(5% annual return before expenses)

Class B
Actual	1,000.00	644.98	8.57
Hypothetical	1,000.00	1,014.38	10.49
(5% annual return before expenses)

Class C
Actual	1,000.00	645.11	8.81
Hypothetical	1,000.00	1,014.08	10.79
(5% annual return before expenses)

Class I
Actual	1,000.00	648.74	4.50
Hypothetical	1,000.00	1,019.34	5.51
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.10%, 2.16% and 1.10% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

7

Van Kampen American Franchise Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.4%
Distillers & Vintners 3.6%
Brown-Forman Corp., Class B	168,111	$7,225,411

Education Services 4.1%
Career Education Corp. (a)	328,129	8,094,942

Fertilizers & Agricultural Chemicals 3.6%
Scotts Miracle-Gro Co., Class A	252,871	7,062,687

Health Care Supplies 2.0%
DENTSPLY International, Inc.	173,936	4,021,400

Household Products 12.4%
Kimberly-Clark Corp.	228,741	10,775,989
Procter & Gamble Co.	288,301	13,887,459

		24,663,448

Housewares & Specialties 2.4%
Fortune Brands, Inc.	203,974	4,844,382

Internet Software & Services 2.3%
eBay, Inc. (a)	424,714	4,616,641

IT Consulting & Other Services 4.8%
Accenture Ltd., Class A (Bermuda)	327,166	9,549,976

Motorcycle Manufacturers 2.7%
Harley-Davidson, Inc.	537,517	5,428,922

Packaged Foods & Meats 14.4%
Cadbury PLC (United Kingdom)	1,198,875	9,198,206
Kellogg Co.	222,587	8,663,086
Nestle SA (Switzerland)	330,155	10,795,447

		28,656,739

Personal Products 3.6%
Estee Lauder Cos., Inc., Class A	319,600	7,238,940

Pharmaceuticals 10.8%
Johnson & Johnson	286,105	14,305,250
Mead Johnson Nutrition Co., Class A (a)	258,000	7,118,220

		21,423,470

Publishing 3.0%
McGraw-Hill Cos., Inc.	305,059	6,018,814

Restaurants 2.7%
Starbucks Corp. (a)	583,028	5,334,706

8
See Notes to Financial Statements

Van Kampen American Franchise Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Soft Drinks 3.4%
PepsiCo, Inc.	139,219	$6,702,003

Specialized Consumer Services 2.8%
Weight Watchers International, Inc.	310,415	5,618,511

Specialized Finance 2.6%
Moody’s Corp.	281,719	5,056,856

Tobacco 16.2%
Philip Morris International, Inc.	530,383	17,751,919
Reynolds American, Inc.	429,201	14,412,570

		32,164,489

Total Long-Term Investments 97.4% (Cost $284,933,276)		193,722,337

Repurchase Agreements 2.8%
Banc of America Securities ($2,600,687 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.22%, dated 02/27/09, to be sold on 03/02/09 at $2,600,735)		2,600,687
Citigroup Global Markets, Inc. ($2,080,549 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 02/27/09, to be sold on 03/02/09 at $2,080,593)		2,080,549
Citigroup Global Markets, Inc. ($780,206 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $780,223)		780,206
State Street Bank & Trust Co. ($5,558 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/27/09, to be sold on 03/02/09 at $5,558)		5,558

Total Repurchase Agreements 2.8% (Cost $5,467,000)		5,467,000

Total Investments 100.2% (Cost $290,400,276)		$199,189,337

Foreign Currency 0.0% (Cost $4,883)		4,167

Liabilities in Excess of Other Assets (0.2%)		(401,597)

Net Assets 100.0%		$198,791,907

Percentages are calculated as a percentage of net assets.

9
See Notes to Financial Statements

Van Kampen American Franchise Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Securities with total market value equal to $19,993,653 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Non-income producing security.

10
See Notes to Financial Statements

Van Kampen American Franchise Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Total Investments (Cost $290,400,276)	$199,189,337
Foreign Currency (Cost $4,883)	4,167
Cash	913
Receivables:
Fund Shares Sold	493,815
Dividends	464,586
Interest	72
Other	19,130

Total Assets	200,172,020

Liabilities:
Payables:
Fund Shares Repurchased	881,317
Distributor and Affiliates	122,025
Investment Advisory Fee	105,814
Trustees’ Deferred Compensation and Retirement Plans	49,526
Accrued Expenses	221,431

Total Liabilities	1,380,113

Net Assets	$198,791,907

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$344,526,616
Accumulated Undistributed Net Investment Income	1,174,350
Accumulated Net Realized Loss	(55,687,483)
Net Unrealized Depreciation	(91,221,576)

Net Assets	$198,791,907

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $158,962,898 and 24,497,648 shares of beneficial interest issued and outstanding)	$6.49
Maximum sales charge (5.75%* of offering price)	0.40

Maximum offering price to public	$6.89

Class B Shares:
Net asset value and offering price per share (Based on net assets of $18,692,853 and 2,909,835 shares of beneficial interest issued and outstanding)	$6.42

Class C Shares:
Net asset value and offering price per share (Based on net assets of $20,033,376 and 3,114,724 shares of beneficial interest issued and outstanding)	$6.43

Class I Shares:
Net asset value and offering price per share (Based on net assets of $1,102,780 and 169,547 shares of beneficial interest issued and outstanding)	$6.50

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen American Franchise Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income:
Dividends	$3,633,453
Interest	29,768

Total Income	3,663,221

Expenses:
Investment Advisory Fee	853,328
Distribution (12b-1) and Service Fees
Class A	247,334
Class B	113,041
Class C	112,742
Transfer Agent Fees	326,391
Reports to Shareholders	57,410
Professional Fees	37,463
Accounting and Administrative Expenses	36,464
Registration Fees	25,028
Custody	15,740
Trustees’ Fees and Related Expenses	13,155
Other	24,124

Total Expenses	1,862,220
Expense Reduction	34,887
Less Credits Earned on Cash Balances	438

Net Expenses	1,826,895

Net Investment Income	$1,836,326

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(37,533,533)
Foreign Currency Transactions	(9,015)

Net Realized Loss	(37,542,548)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(19,548,919)

End of the Period:
Investments	(91,210,939)
Foreign Currency Translation	(10,637)

(91,221,576)

Net Unrealized Depreciation During the Period	(71,672,657)

Net Realized and Unrealized Loss	$(109,215,205)

Net Decrease in Net Assets From Operations	$(107,378,879)

12
See Notes to Financial Statements

Van Kampen American Franchise Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	February 28, 2009	August 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$1,836,326	$4,097,966
Net Realized Loss	(37,542,548)	(16,160,525)
Net Unrealized Depreciation During the Period	(71,672,657)	(28,361,098)

Change in Net Assets from Operations	(107,378,879)	(40,423,657)

Distributions from Net Investment Income:
Class A Shares	(4,110,002)	(9,100,314)
Class B Shares	(269,527)	(721,319)
Class C Shares	(281,286)	(710,932)
Class I Shares	(29,245)	(43,380)

	(4,690,060)	(10,575,945)

Distributions from Net Realized Gain:
Class A Shares	-0-	(16,839,432)
Class B Shares	-0-	(1,776,751)
Class C Shares	-0-	(1,925,468)
Class I Shares	-0-	(73,925)

	-0-	(20,615,576)

Total Distributions	(4,690,060)	(31,191,521)

Net Change in Net Assets from Investment Activities	(112,068,939)	(71,615,178)

From Capital Transactions:
Proceeds from Shares Sold	75,943,351	54,429,164
Net Asset Value of Shares Issued Through Dividend Reinvestment	4,284,372	30,013,790
Cost of Shares Repurchased	(65,431,336)	(197,221,446)

Net Change in Net Assets from Capital Transactions	14,796,387	(112,778,492)

Total Decrease in Net Assets	(97,272,552)	(184,393,670)
Net Assets:
Beginning of the Period	296,064,459	480,458,129

End of the Period (Including accumulated undistributed net investment income of $1,174,350 and $4,028,084, respectively)	$198,791,907	$296,064,459

13
See Notes to Financial Statements

Van Kampen American Franchise Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

						June 23, 2005
	Six Months					(Commencement
	Ended					Operations) to
	February 28,	Year Ended August 31,				August 31,
Class A Shares	2009	2008	2007		2006	2005

Net Asset Value, Beginning of the Period	$10.23	$12.19	$11.41		$10.17	$10.00

Net Investment Income (a)	0.07	0.13	0.36		0.15	0.02
Net Realized and Unrealized Gain/Loss	(3.65)	(1.20)	0.52		1.15	0.15

Total from Investment Operations	(3.58)	(1.07)	0.88		1.30	0.17

Less:
Distributions from Net Investment Income	0.16	0.31	0.10		0.06	-0-
Distributions from Net Realized Gain	-0-	0.58	-0-	(b)	-0-	-0-

Total Distributions	-0-	0.89	0.10		0.06	-0-

Net Asset Value, End of the Period	$6.49	$10.23	$12.19		$11.41	$10.17

Total Return* (c)	–35.17% **	–9.31%	7.75%		12.80%	1.70% **
Net Assets at End of the Period (In millions)	$159.0	$241.0	$394.0		$173.7	$40.2
Ratio of Expenses to Average Net Assets* (d)	1.35%	1.24%	1.19%		1.36%	1.38%
Ratio of Net Investment Income to Average Net Assets*	1.66%	1.22%	2.93%		1.39%	1.03%
Portfolio Turnover	14% **	18%	39%		17%	0% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	1.36%	N/A	N/A		1.46%	3.97%
Ratio of Net Investment Income to Average Net Assets	1.65%	N/A	N/A		1.29%	(1.56% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.01 per share.

(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

N/A= Not Applicable

14
See Notes to Financial Statements

Van Kampen American Franchise Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

						June 23, 2005
	Six Months					(Commencement of
	Ended					Operations) to
	February 28,					August 31,
Class B Shares	2009	2008	2007		2006	2005

Net Asset Value, Beginning of the Period	$10.08	$12.03	$11.30		$10.15	$10.00

Net Investment Income (a)	0.04	0.05	0.26		0.07	-0- (b)
Net Realized and Unrealized Gain/Loss	(3.61)	(1.18)	0.53		1.13	0.15

Total from Investment Operations	(3.57)	(1.13)	0.79		1.20	0.15

Less:
Distributions from Net Investment Income	0.09	0.24	0.06		0.05	-0-
Distributions from Net Realized Gain	-0-	0.58	-0-	(b)	-0-	-0-

Total Distributions	-0-	0.82	0.06		0.05	-0-

Net Asset Value, End of the Period	$6.42	$10.08	$12.03		$11.30	$10.15

Total Return* (c)	–35.50% **	–9.98%	7.01%		11.90%	1.50% **
Net Assets at End of the Period (In millions)	$18.7	$28.3	$38.4		$19.5	$4.1
Ratio of Expenses to Average Net Assets* (d)	2.10%	2.00%	1.95%		2.11%	2.13%
Ratio of Net Investment Income to Average Net Assets*	0.92%	0.45%	2.15%		0.65%	0.27%
Portfolio Turnover	14% **	18%	39%		17%	0% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	2.11%	N/A	N/A		2.21%	5.69%
Ratio of Net Investment Income to Average Net Assets	0.91%	N/A	N/A		0.55%	(3.28% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.01 per share.

(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

N/A= Not Applicable

15
See Notes to Financial Statements

Van Kampen American Franchise Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

							June 23, 2005
	Six Months						(Commencement of
	Ended						Operations) to
	February 28,	Year Ended August 31,					August 31,
Class C Shares	2009	2008		2007		2006	2005

Net Asset Value, Beginning of the Period	$10.10	$12.02		$11.30		$10.15	$10.00

Net Investment Income (a)	0.03	0.06		0.26		0.07	-0- (b)
Net Realized and Unrealized Gain/Loss	(3.60)	(1.18)		0.53		1.13	0.15

Total from Investment Operations	(3.57)	(1.12)		0.79		1.20	0.15

Less:
Distributions from Net Investment Income	0.10	0.22		0.07		0.05	-0-
Distributions from Net Realized Gain	-0-	0.58		-0-	(b)	-0-	-0-

Total Distributions	-0-	0.80		0.07		0.05	-0-

Net Asset Value, End of the Period	$6.43	$10.10		$12.02		$11.30	$10.15

Total Return* (c)	–35.49% **	–9.89% (d	)	6.99%		11.91%	1.50% **
Net Assets at End of the Period (In millions)	$20.0	$26.6		$46.4		$24.8	$4.0
Ratio of Expenses to Average Net Assets* (e)	2.16%	1.92% (d	)	1.95%		2.11%	2.13%
Ratio of Net Investment Income to Average Net Assets*	0.83%	0.55% (d	)	2.15%		0.64%	0.25%
Portfolio Turnover	14% **	18%		39%		17%	0% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (e)	2.17%	N/A		N/A		2.21%	5.69%
Ratio of Net Investment Income/Loss to Average Net Assets	0.82%	N/A		N/A		0.54%	(3.31% )

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.
N/A= Not Applicable

16
See Notes to Financial Statements

Van Kampen American Franchise Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

						June 23, 2005
	Six Months					(Commencement
	Ended					of Operations) to
	February 28,	Year Ended August 31,				August 31,
Class I Shares	2009	2008	2007		2006	2005

Net Asset Value, Beginning of the Period	$10.27	$12.23	$11.44		$10.17	$10.00

Net Investment Income (a)	0.06	0.18	0.42		0.18	0.01
Net Realized and Unrealized Gain/Loss	(3.64)	(1.22)	0.48		1.15	0.16

Total from Investment Operations	(3.58)	(1.04)	0.90		1.33	0.17

Less:
Distributions from Net Investment Income	0.19	0.34	0.11		0.06	-0-
Distributions from Net Realized Gain	-0-	0.58	-0- (b	)	-0-	-0-

Total Distributions	-0-	0.92	0.11		0.06	-0-

Net Asset Value, End of the Period	$6.50	$10.27	$12.23		$11.44	$10.17

Total Return* (c)	–35.13% **	–9.05%	7.93%		13.22%	1.60% **
Net Assets at End of the Period (In millions)	$1.1	$0.1	$1.6		$1.0	$0.1
Ratio of Expenses to Average Net Assets* (d)	1.10%	1.00%	0.93%		1.11%	1.13%
Ratio of Net Investment Income to Average Net Assets*	1.74%	1.65%	3.42%		1.79%	0.76%
Portfolio Turnover	14% **	18%	39%		17%	0% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	1.12%	N/A	N/A		1.21%	6.94%
Ratio of Net Investment Income/Loss to Average Net Assets	1.72%	N/A	N/A		1.69%	(5.05% )

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.
N/A= Not Applicable

17
See Notes to Financial Statements

Van Kampen American Franchise Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen American Franchise Fund (the “Fund”) is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of U.S. issuers that, in the judgment of the Fund’s portfolio management team have, among other things, resilient business franchises and growth potential. The Fund commenced investment operations on June 23, 2005. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources

18

Van Kampen American Franchise Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$173,728,684
Level 2—Other Significant Observable Inputs	25,460,653
Level 3—Significant Unobservable Inputs	-0-

Total	$199,189,337

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision

19

Van Kampen American Franchise Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $3,318,019, which will expire on August 31, 2016.
At February 28, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$294,531,847

Gross tax unrealized appreciation	$2,111,909
Gross tax unrealized depreciation	(97,454,419)

Net tax unrealized depreciation on investments	$(95,342,510)

E. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$12,992,217
Long-term capital gain	18,199,304

$31,191,521

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,104,027

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. Foreign Currency Translation Assets and liabilities denominated in a foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such

20

Van Kampen American Franchise Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expense are translated at rates prevailing when accrued.

G. Credits Earned on Cash Balances During the six months ended February 28, 2009, the Fund’s custody fee was reduced by $438 as a result of credits earned on cash balances.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	.70%
Next $500 million	.65%
Over $1 billion	.60%

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the “Subadviser”, a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund’s investments. The Adviser paid 52% of its investment advisory fee to the Subadviser.
The Fund’s Adviser is currently waiving or reimbursing all or portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.35%, 2.10%, 2.16% and 1.10% for Classes A, B, C, and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2009, the Adviser reimbursed approximately $34,900 of its advisory fees or other expenses. This waiver is voluntary and can be discontinued at any time.
For the six months ended February 28, 2009, the Fund recognized expenses of approximately $13,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $25,300 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.

21

Van Kampen American Franchise Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $77,900 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $17,300 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $49,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $54,600. Sales charges do not represent expenses of the Fund.
At February 28, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 8,340 shares of Class I.

22

Van Kampen American Franchise Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

3. Capital Transactions
For the six months ended February 28, 2009 and year ended August 31, 2008, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Value	Shares	Value

Sales:
Class A	7,841,538	$62,163,681	4,019,893	$44,305,036
Class B	599,295	4,657,285	413,308	4,442,921
Class C	1,003,571	7,793,675	352,866	3,847,376
Class I	170,898	1,328,710	173,290	1,833,831

Total Sales	9,615,302	$75,943,351	4,959,357	$54,429,164

Dividend Reinvestment:
Class A	505,826	$3,743,187	2,267,552	$25,192,501
Class B	35,704	262,070	217,430	2,393,908
Class C	34,206	251,415	210,325	2,317,782
Class I	3,738	27,700	9,847	109,599

Total Dividend Reinvestment	579,474	$4,284,372	2,705,154	$30,013,790

Repurchases:
Class A	(7,406,308)	$(56,835,649)	(15,052,404)	$(164,038,608)
Class B	(536,197)	(4,138,442)	(1,014,736)	(10,820,201)
Class C	(556,611)	(4,344,513)	(1,788,792)	(19,394,993)
Class I	(15,619)	(112,732)	(306,281)	(2,967,644)

Total Repurchases	(8,514,735)	$(65,431,336)	(18,162,213)	$(197,221,446)

4. Redemption Fee
Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within seven days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 28, 2009, the Fund received redemption fees of approximately $600 which are reported as part of “Cost of Shares Repurchased” on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer be applied.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $49,570,150 and $32,815,543, respectively.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and

23

Van Kampen American Franchise Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $512,300 and $11,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

24

Van Kampen American Franchise Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadvisor
Morgan Stanley Investment
Management Limited
25 Cabot Square
Century Wharf
London, United Kingdom E14 EQA

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen American Franchise Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen American Franchise Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen American Franchise Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen American Franchise Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen American Franchise Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

146, 246, 346, 646
AMFRSAN 4/09
IU09-01497P-Y02/09

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen International Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain a prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

Pursuant to an agreement and plan of reorganization between Van Kampen International Growth Fund and 1838 International Equity Fund, on December 16, 2005, Van Kampen International Growth Fund acquired substantially all of the assets and substantially all of the liabilities of the 1838 International Equity Fund in exchange for Class I shares of Van Kampen International Growth Fund. As a result of the reorganization, Class I shares of Van Kampen International Growth Fund are the accounting successor of the 1838 International Equity Fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/09

	A Shares		B Shares		C Shares		I Shares	R Shares
	since 12/19/05		since 12/19/05		since 12/19/05		since 8/3/95	since 3/20/07
		w/max		w/max		w/max
		5.75%		5.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charges	charges	charges	charges	charges	charges	charges
Since Inception	–14.33%	–15.89%	–14.77%	–15.42%	–14.94%	–14.94%	2.34%	–32.30%
10-year	—	—	—	—	—	—	–0.26	—
5-year	—	—	—	—	—	—	–3.30	—
1-year	–54.38	–57.00	–54.74	–56.96	–54.68	–55.13	–54.24	–54.47
6-month	–48.72	–51.68	–48.95	–51.46	–48.88	–49.39	–48.64	–48.79

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares may also be held in shareholder accounts opened in connection with the reorganization of the 1838 International Equity Fund into the Fund (“Reorganization Shareholders”). Reorganization Shareholders may purchase additional Class I shares of the Fund, either directly or through the reinvestment of dividends. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Performance shown for the Fund’s Class I Shares reflects the performance of the shares of the Predecessor Fund. Figures shown above assume reinvestment of all dividends and capital gains. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all distributions. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund’s returns would have been lower. Periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the U.S. & Canada. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

1

Fund Report
For the six-month period ended February 28, 2009

Market Conditions

International equity markets experienced sharp price declines in the six-month period ended February 28, 2009, fueled by the global financial maelstrom, frozen credit markets, and highly volatile commodity prices. While the initial impact of the financial crisis was directly on the U.S. economy, the surprise over the past six months was the subsequent global scale and collective decline of international equity markets. In this environment, investors moved away from securities in the increasingly risky financial sector and into more “defensive” sectors, such as consumer staples and health care, which are considered to be less dependent on the strength of the current economic cycle.

Performance Analysis

All share classes of Van Kampen International Growth Fund underperformed the MSCI EAFE Index (“the Index”) for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2009

Class A	Class B	Class C	Class I	Class R	MSCI EAFE Index

–48.72%	–48.95%	–48.88%	–48.64%	–48.79%	–44.58%

The performance for the five share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

For the period, the Fund’s performance relative to the Index lagged due to lackluster returns from holdings in Europe and Japan, which offset the strong returns of the Fund’s holdings in emerging markets and the Asia Pacific ex-Japan region. Within Europe, an Austrian bank declined after announcing plans to raise funds to bolster its capital position. In Japan, a Japanese real estate holding fell after Tokyo office vacancies continued to increase.

Outperformance in the emerging markets was driven by an Israeli manufacturer of generic drugs. Investors believed that, given the currently strained economic environment, the company could potentially prosper from an increased usage of lower-priced generic drugs. In the Asia Pacific ex-Japan region, the Fund benefited from a large clothing retailer. Despite slowing retail sales, the company’s management confirmed its overall growth plans, which we believe may lead to gains in market share. Furthermore, toward the end of the period, the Fund fared relatively well in the industrials sector as a Finnish elevator maker reported fourth-quarter net income that beat analyst estimates.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

2

Top 10 Holdings as of 2/28/09 (Unaudited)

Nestle SA	3.2%
Total SA	3.1
Reckitt Benckiser PLC	3.0
Teva Pharmaceutical Industries Ltd.	2.9
Tesco PLC	2.4
SGS SA	2.2
E.ON AG	2.2
Roche Holding AG	2.1
Reed Elsevier NV	2.1
Shin-Etsu Chemical Co., Ltd.	1.9

Top Five Industries as of 2/28/2009 (Unaudited)

Diversified Banks	7.1%
Pharmaceuticals	6.1
Food Retail	5.3
Diversified Commercial & Professional Services	3.8
Wireless Telecommunication Services	3.6

Summary of Investments by Country Classification as of 2/28/09 (Unaudited)

Japan	16.2%
United Kingdom	12.7
Switzerland	11.0
Germany	9.0
France	7.5
Canada	3.5
China	3.3
Australia	3.0
Israel	2.9
Finland	2.9
Singapore	2.6
Portugal	2.5
Sweden	2.5
Greece	2.3
Netherlands	2.1
Luxembourg	1.7
Ireland	1.3
Belgium	1.3
Bermuda	1.3
India	1.2
Mexico	1.2
Cayman Islands	1.1
Denmark	1.1
Austria	1.1
Spain	1.1
Norway	1.0
(continued on next page)

3

Summary of Investments by Country Classification as of 2/28/09 (Unaudited)

(continued from previous page)
Republic of China (Taiwan)	0.8
Egypt	0.7

Total Long-Term Investments	98.9
Total Repurchase Agreements	1.5

Total Investments	100.4
Foreign Currency	0.5
Liabilities in Excess of Other Assets	(0.9)

Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/08 - 2/28/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/08	2/28/09	9/1/08-2/28/09

Class A
Actual	$1,000.00	$512.77	$5.18
Hypothetical	1,000.00	1,017.95	6.90
(5% annual return before expenses)
Class B
Actual	1,000.00	510.50	8.01
Hypothetical	1,000.00	1,014.18	10.69
(5% annual return before expenses)
Class C
Actual	1,000.00	511.16	8.02
Hypothetical	1,000.00	1,014.18	10.69
(5% annual return before expenses)
Class I
Actual	1,000.00	513.57	4.32
Hypothetical	1,000.00	1,019.09	5.76
(5% annual return before expenses)
Class R
Actual	1,000.00	512.11	6.15
Hypothetical	1,000.00	1,016.66	8.20
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.14%, 2.14%, 1.15% and 1.64% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Assumes all dividends and distributions were reinvested.

7

Van Kampen International Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.9%
Australia 3.0%
BHP Billiton Ltd.	414,464	$7,541,310
CSL Ltd.	416,122	9,658,170

		17,199,480

Austria 1.1%
Vienna Insurance Group	273,855	6,127,733

Belgium 1.3%
Groupe Bruxelles Lambert SA	114,120	7,358,233

Bermuda 1.3%
Esprit Holdings Ltd.	1,365,894	7,321,286

Canada 3.5%
Cameco Corp.	494,674	7,267,299
EnCana Corp.	186,671	7,365,889
Research In Motion Ltd. (a)	139,300	5,563,642

		20,196,830

Cayman Islands 1.1%
Parkson Retail Group Ltd.	8,194,500	6,583,993

China 3.3%
China Resources Power Holdings Co., Ltd.	5,230,000	9,734,538
CNOOC Ltd.	10,486,000	9,055,868

		18,790,406

Denmark 1.1%
Vestas Wind Systems A/S (a)	144,902	6,335,929

Egypt 0.7%
Orascom Construction Industries—GDR	98,727	3,965,856

Finland 2.9%
Fortum Oyj	436,370	7,549,720
Kone Oyj, Class B	435,160	9,024,208

		16,573,928

France 7.5%
AXA SA	407,222	3,764,170
BNP Paribas SA	165,154	5,419,597
Essilor International SA	270,396	9,367,981
LVMH Moet Hennessy Louis Vuitton SA	120,981	6,952,650
Total SA	373,094	17,655,529

		43,159,927

Germany 9.0%
Adidas AG	241,770	7,041,096
Bayer AG	156,827	7,553,138
E.ON AG	500,256	12,860,900

8
See Notes to Financial Statements

Van Kampen International Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Germany (Continued)
Linde AG	160,456	$10,358,568
SAP AG	276,214	8,914,386
SGL Carbon AG (a)	227,508	5,076,619

		51,804,707

Greece 2.3%
Coca-Cola Hellenic Bottling Co., SA	635,714	7,772,151
National Bank of Greece SA	459,227	5,677,106

		13,449,257

India 1.2%
Bharti Airtel Ltd. (a)	583,682	7,216,952

Ireland 1.3%
Ryanair Holdings PLC—ADR (a)	315,900	7,531,056

Israel 2.9%
Teva Pharmaceutical Industries Ltd.—ADR	381,707	17,016,498

Japan 16.2%
Benesse Corp.	189,600	7,542,356
FamilyMart Co., Ltd.	290,800	9,825,317
Fast Retailing Co., Ltd.	105,800	10,602,519
Jupiter Telecommunications Co., Ltd.	9,894	7,862,570
Komatsu Ltd.	631,900	6,476,791
Mitsubishi Estate Co., Ltd.	699,000	6,977,206
Nippon Electric Glass Co., Ltd.	875,000	5,629,588
Rakuten, Inc.	14,543	7,459,547
Shin-Etsu Chemical Co., Ltd.	248,700	11,088,939
Shionogi & Co., Ltd.	371,000	6,019,964
Stanley Electric Co., Ltd.	700,200	6,998,582
Terumo Corp.	227,900	6,999,284

		93,482,663

Luxembourg 1.7%
ArcelorMittal	179,672	3,511,925
Millicom International Cellular SA	162,000	6,377,940

		9,889,865

Mexico 1.2%
America Movil SAB de CV, Ser L—ADR	274,944	7,005,573

Netherlands 2.1%
Reed Elsevier NV	1,074,282	12,031,336

Norway 1.0%
Storebrand ASA	1,899,337	5,877,134

9
See Notes to Financial Statements

Van Kampen International Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Portugal 2.5%
Banco Espirito Santo SA	1,360,683	$8,001,138
Jeronimo Martins, SGPS SA	1,618,423	6,609,065

		14,610,203

Republic of China (Taiwan) 0.8%
Delta Electronics, Inc.	2,872,200	4,485,066

Singapore 2.6%
DBS Group Holdings Ltd.	1,909,382	9,562,602
Keppel Corp., Ltd.	1,921,800	5,360,999

		14,923,601

Spain 1.1%
Banco Santander SA	984,692	6,071,745

Sweden 2.5%
Investor AB, Class B	664,043	7,530,394
Tele2 AB, Class B	926,144	6,892,689

		14,423,083

Switzerland 11.0%
ABB Ltd. (a)	611,250	7,388,749
EFG International	439,759	3,060,775
Nestle SA	560,568	18,329,519
Roche Holding AG	106,316	12,056,959
SGS SA	14,350	12,960,888
Syngenta AG	45,925	9,774,219

		63,571,109

United Kingdom 12.7%
Autonomy Corp. PLC (a)	277,575	4,819,012
G4S PLC	3,357,959	8,920,318
Prudential PLC	1,426,442	5,696,199
Reckitt Benckiser PLC	443,091	17,053,728
SABMiller PLC	491,838	7,144,384
Smith & Nephew PLC	1,328,916	9,419,795
Standard Chartered PLC	686,128	6,496,933
Tesco PLC	2,920,602	13,898,230

		73,448,599

Total Long-Term Investments 98.9% (Cost $981,762,920)		570,452,048

Description		Value

Repurchase Agreements 1.5%
Banc of America Securities ($4,201,915 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.22%, dated 02/27/09, to be sold on 03/02/09 at $4,201,992)		4,201,915

10
See Notes to Financial Statements

Van Kampen International Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Description	Value

Repurchase Agreements (Continued)
Citigroup Global Markets, Inc. ($3,361,532 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 02/27/09, to be sold on 03/02/09 at $3,361,602)	$3,361,532
Citigroup Global Markets, Inc. ($1,260,574 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $1,260,602)	1,260,574
State Street Bank & Trust Co. ($8,979 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/27/09, to be sold on 03/02/09 at $8,979)	8,979

Total Repurchase Agreements 1.5% (Cost $8,833,000)	8,833,000

Total Investments 100.4% (Cost $990,595,920)	579,285,048

Foreign Currency 0.5% (Cost $3,150,997)	3,116,414

Liabilities in Excess of Other Assets (0.9%)	(5,387,409)

Net Assets 100.0%	$577,014,053

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $512,324,151 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Non-income producing security.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Diversified Banks	$41,229,121	7.1%
Pharmaceuticals	35,093,421	6.1
Food Retail	30,332,612	5.3
Diversified Commercial & Professional Services	21,881,206	3.8
Wireless Telecommunication Services	20,600,465	3.6
Electric Utilities	20,410,620	3.5
Packaged Foods & Meats	18,329,519	3.2
Apparel Retail	17,923,806	3.1

11
See Notes to Financial Statements

Van Kampen International Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

		Percent of
Industry	Value	Net Assets

Integrated Oil & Gas	$17,655,529	3.1%
Household Products	17,053,728	3.0
Oil & Gas Exploration & Production	16,421,757	2.8
Health Care Equipment	16,419,078	2.8
Multi-Sector Holdings	14,888,627	2.6
Integrated Telecommunication Services	14,755,259	2.6
Apparel, Accessories & Luxury Goods	13,993,746	2.4
Application Software	13,733,398	2.4
Heavy Electrical Equipment	13,724,679	2.4
Publishing	12,031,336	2.1
Life & Health Insurance	11,573,333	2.0
Specialty Chemicals	11,088,939	1.9
Industrial Gases	10,358,568	1.8
Electronic Equipment Manufacturers	10,114,654	1.8
Multi-Line Insurance	9,891,903	1.7
Fertilizers & Agricultural Chemicals	9,774,219	1.7
Independent Power Producers & Energy Traders	9,734,538	1.7
Biotechnology	9,658,170	1.7
Health Care Supplies	9,367,981	1.6
Industrial Machinery	9,024,208	1.6
Soft Drinks	7,772,151	1.3
Diversified Chemicals	7,553,138	1.3
Education Services	7,542,356	1.3
Diversified Metals & Mining	7,541,310	1.3
Airlines	7,531,056	1.3
Internet Retail	7,459,547	1.3
Coal & Consumable Fuels	7,267,298	1.3
Brewers	7,144,384	1.2
Auto Parts & Equipment	6,998,582	1.2
Real Estate Management & Development	6,977,206	1.2
Department Stores	6,583,993	1.1
Construction & Farm Machinery & Heavy Trucks	6,476,791	1.1
Communications Equipment	5,563,642	1.0
Industrial Conglomerates	5,360,999	0.9
Electrical Components & Equipment	5,076,619	0.9
Construction & Engineering	3,965,856	0.7
Steel	3,511,925	0.6
Asset Management & Custody Banks	3,060,775	0.5

	$570,452,048	98.9%

12
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Total Investments (Cost $990,595,920)	$579,285,048
Foreign Currency (Cost $3,150,997)	3,116,414
Cash	790
Receivables:
Fund Shares Sold	1,654,135
Dividends	1,593,820
Interest	116
Other	43,906

Total Assets	585,694,229

Liabilities:
Payables:
Investments Purchased	5,425,121
Fund Shares Repurchased	2,271,615
Investment Advisory Fee	358,707
Distributor and Affiliates	174,080
Trustees’ Deferred Compensation and Retirement Plans	46,337
Accrued Expenses	404,316

Total Liabilities	8,680,176

Net Assets	$577,014,053

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$1,202,915,460
Accumulated Undistributed Net Investment Income	29,947
Accumulated Net Realized Loss	(214,524,777)
Net Unrealized Depreciation	(411,406,577)

Net Assets	$577,014,053

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $277,314,504 and 28,879,146 shares of beneficial interest issued and outstanding)	$9.60
Maximum sales charge (5.75%* of offering price)	0.59

Maximum offering price to public	$10.19

Class B Shares:
Net asset value and offering price per share (Based on net assets of $22,112,362 and 2,317,053 shares of beneficial interest issued and outstanding)	$9.54

Class C Shares:
Net asset value and offering price per share (Based on net assets of $14,550,618 and 1,522,636 shares of beneficial interest issued and outstanding)	$9.56

Class I Shares:
Net asset value and offering price per share (Based on net assets of $262,643,605 and 27,312,561 shares of beneficial interest issued and outstanding)	$9.62

Class R Shares:
Net asset value and offering price per share (Based on net assets of $392,964 and 41,110 shares of beneficial interest issued and outstanding)	$9.56

*	On sales of $50,000 or more, the sales charge will be reduced.

13
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $322,203)	$5,430,486
Interest	29,896

Total Income	5,460,382

Expenses:
Investment Advisory Fee	2,679,739
Transfer Agent Fees	861,539
Distribution (12b-1) and Service Fees
Class A	482,115
Class B	153,751
Class C	105,745
Class R	1,234
Custody	167,231
Accounting and Administrative Expenses	102,411
Reports to Shareholders	95,463
Registration Fees	68,165
Professional Fees	59,265
Trustees’ Fees and Related Expenses	13,510
Other	21,532

Total Expenses	4,811,700
Less Credits Earned on Cash Balances	3,804

Net Expenses	4,807,896

Net Investment Income	$652,486

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(177,402,503)
Foreign Currency Transactions	(377,323)

Net Realized Loss	(177,779,826)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(64,115,573)

End of the Period:
Investments	(411,310,872)
Foreign Currency Translation	(95,705)

(411,406,577)

Net Unrealized Depreciation During the Period	(347,291,004)

Net Realized and Unrealized Loss	$(525,070,830)

Net Decrease in Net Assets From Operations	$(524,418,344)

14
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Statements  continued

Statement of Changes in Net Assets (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	February 28, 2009	August 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$652,486	$19,918,608
Net Realized Loss	(177,779,826)	(31,821,881)
Net Unrealized Depreciation During the Period	(347,291,004)	(162,000,239)

Change in Net Assets from Operations	(524,418,344)	(173,903,512)

Distributions from Net Investment Income:
Class A Shares	(10,132,930)	(2,885,531)
Class B Shares	(454,198)	-0-
Class C Shares	(279,008)	(35,167)
Class I Shares	(9,402,472)	(1,406,653)
Class R Shares	(14,216)	(1,253)

	(20,282,824)	(4,328,604)

Distributions from Net Realized Gain:
Class A Shares	-0-	(6,580,836)
Class B Shares	-0-	(561,699)
Class C Shares	-0-	(403,887)
Class I Shares	-0-	(2,382,524)
Class R Shares	-0-	(3,168)

	-0-	(9,932,114)

Total Distributions	(20,282,824)	(14,260,718)

Net Change in Net Assets from Investment Activities	(544,701,168)	(188,164,230)

From Capital Transactions:
Proceeds from Shares Sold	252,454,053	608,358,550
Net Asset Value of Shares Issued Through Dividend Reinvestment	15,524,811	12,369,198
Cost of Shares Repurchased	(191,883,584)	(225,498,164)

Net Change in Net Assets from Capital Transactions	76,095,280	395,229,584

Total Increase/Decrease in Net Assets	(468,605,888)	207,065,354
Net Assets:
Beginning of the Period	1,045,619,941	838,554,587

End of the Period (Including accumulated undistributed net investment income of $29,947 and $19,660,285, respectively)	$577,014,053	$1,045,619,941

15
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months			December 19, 2005
	Ended	Year Ended		(Commencement of
	February 28,	August 31,		Operations) to
Class A Shares	2009	2008	2007	August 31, 2006

Net Asset Value, Beginning of the Period	$19.28	$22.77	$18.77	$16.47

Net Investment Income (a)	0.01	0.43	0.18	0.15
Net Realized and Unrealized Gain/Loss	(9.35)	(3.59)	3.88	2.15

Total from Investment Operations	(9.34)	(3.16)	4.06	2.30

Less:
Distributions from Net Investment Income	0.34	0.10	0.06	-0-
Distributions from Net Realized Gain	-0-	0.23	-0-	-0-

Total Distributions	0.34	0.33	0.06	-0-

Net Asset Value, End of the Period	$9.60	$19.28	$22.77	$18.77

Total Return* (b)	–48.72% **	–14.17%	21.65%	13.96% **
Net Assets at End of the Period (In millions)	$277.3	$638.6	$583.0	$209.4
Ratio of Expenses to Average Net Assets* (c)	1.38%	1.26%	1.31%	1.52%
Ratio of Net Investment Income to Average Net Assets*	0.15%	1.93%	0.82%	1.22%
Portfolio Turnover	25% **	38%	21%	14% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	N/A	N/A	N/A	1.80%
Ratio of Net Investment Income to Average Net Assets	N/A	N/A	N/A	0.94%

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A = Not Applicable

16
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months			December 19, 2005
	Ended	Year Ended		(Commencement of
	February 28,	August 31,		Operations) to
Class B Shares	2009	2008	2007	August 31, 2006

Net Asset Value, Beginning of the Period	$18.99	$22.52	$18.68	$16.47

Net Investment Income/Loss (a)	(0.04)	0.25	0.01	0.05
Net Realized and Unrealized Gain/Loss	(9.22)	(3.55)	3.86	2.16

Total from Investment Operations	(9.26)	(3.30)	3.87	2.21

Less:
Distributions from Net Investment Income	0.19	-0-	0.03	-0-
Distributions from Net Realized Gain	-0-	0.23	-0-	-0-

Total Distributions	0.19	0.23	0.03	-0-

Net Asset Value, End of the Period	$9.54	$18.99	$22.52	$18.68

Total Return* (b)	–48.95% **	–14.82%	20.73%	13.42% **
Net Assets at End of the Period (In millions)	$22.1	$51.0	$49.8	$18.5
Ratio of Expenses to Average Net Assets* (c)	2.14%	2.01%	2.07%	2.27%
Ratio of Net Investment Income/Loss to Average Net Assets*	(0.60% )	1.15%	0.05%	0.43%
Portfolio Turnover	25% **	38%	21%	14% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	N/A	N/A	N/A	2.53%
Ratio of Net Investment Income to Average Net Assets	N/A	N/A	N/A	0.17%

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A = Not Applicable

17
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months			December 19, 2005
	Ended	Year Ended		(Commencement of
	February 28,	August 31,		Operations) to
Class C Shares	2009	2008	2007	August 31, 2006

Net Asset Value, Beginning of the Period	$18.99	$22.53	$18.68	$16.47

Net Investment Income/Loss (a)	(0.04)	0.25	0.02	0.05
Net Realized and Unrealized Gain/Loss	(9.22)	(3.54)	3.86	2.16

Total from Investment Operations	(9.26)	(3.29)	3.88	2.21

Less:
Distributions from Net Investment Income	0.17	0.02	0.03	-0-
Distributions from Net Realized Gain	-0-	0.23	-0-	-0-

Total Distributions	0.17	0.25	0.03	-0-

Net Asset Value, End of the Period	$9.56	$18.99	$22.53	$18.68

Total Return* (b)	–48.88% **	–14.83%	20.77%	13.42% **
Net Assets at End of the Period (In millions)	$14.6	$37.4	$32.0	$9.8
Ratio of Expenses to Average Net Assets* (c)	2.14%	2.01%	2.06%	2.27%
Ratio of Net Investment Income/Loss to Average Net Assets*	(0.60% )	1.16%	0.10%	0.42%
Portfolio Turnover	25% **	38%	21%	14% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	N/A	N/A	N/A	2.51%
Ratio of Net Investment Income to Average Net Assets	N/A	N/A	N/A	0.19%

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A = Not Applicable

18
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended	Year Ended			Nov 1. 2005		Year Ended
	February 28,	August 31,			to August 31,		October 31,
Class I Shares	2009	2008	2007		2006		2005		2004

Net Asset Value, Beginning of the Period	$19.36	$22.85	$18.80		$15.36		$12.57		$10.50

Net Investment Income	0.02 (a)	0.49 (a)	0.23	(a)	0.16	(a)	0.13		0.10
Net Realized and Unrealized Gain/Loss	(9.38)	(3.62)	3.89		3.33		2.66		1.97

Total from Investment Operations	(9.36)	(3.13)	4.12		3.49		2.79		2.07

Less:
Distributions from Net Investment Income	0.38	0.13	0.07		0.05		-0-		-0-
Distributions from Net Realized Gain	-0-	0.23	-0-		-0-		-0-		-0-

Total Distributions	0.38	0.36	0.07		0.05		-0-		-0-

Net Asset Value, End of the Period	$9.62	$19.36	$22.85		$18.80		$15.36		$12.57

Total Return* (b)	–48.64% **	–13.95%	21.95%		22.68%	**	22.20%		19.71%
Net Assets at End of the Period (In millions)	$262.6	$317.9	$173.5		$46.8		$18.3		$30.0
Ratio of Expenses to Average Net Assets* (c)	1.15%	1.01%	1.06%		1.27%		1.25%		1.25%
Ratio of Net Investment Income to Average Net Assets*	0.38%	2.20%	1.05%		1.14%		0.64%		0.63%
Portfolio Turnover	25% **	38%	21%		14%	**	17%		37%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	N/A	N/A	N/A		1.89%		2.37%		1.48%
Ratio of Net Investment Income/Loss to Average Net Assets	N/A	N/A	N/A		0.52%		(0.48%	)	0.40%

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A = Not Applicable

19
See Notes to Financial Statements

Van Kampen International Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months		Year	March 20, 2007
	Ended		Ended	(Commencement of
	February 28,		August 31,	Operations) to
Class R Shares	2009		2008	August 31, 2007

Net Asset Value, Beginning of the Period	$19.21		$22.74	$21.30

Net Investment Income/Loss (a)	-0-	(b)	0.33	0.05
Net Realized and Unrealized Gain/Loss	(9.32)		(3.54)	1.39

Total from Investment Operations	(9.32)		(3.21)	1.44

Less:
Distributions from Net Investment Income	0.33		0.09	-0-
Distributions from Net Realized Gain	-0-		0.23	-0-

Total Distributions	0.33		0.32	-0-

Net Asset Value, End of the Period	$9.56		$19.21	$22.74

Total Return (c)	–48.79%	**	–14.36%	6.76% **
Net Assets at End of the Period (In millions)	$0.4		$0.7	$0.3
Ratio of Expenses to Average Net Assets	1.64%		1.52%	1.54%
Ratio of Net Investment Income/Loss to Average Net Assets	(0.07%	)	1.50%	0.53%
Portfolio Turnover	25%	**	38%	21%

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.01 per share.

(c)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

20
See Notes to Financial Statements

Van Kampen International Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen International Growth Fund (the “Fund”), is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek capital appreciation, with a secondary objective of income. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States. The Class I Shares of the Fund commenced investment operations on December 16, 2005. Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, at the close of business on December 16, 2005, the Fund acquired substantially all of the net assets of the 1838 International Equity Fund in exchange for Class I Shares of the Fund through a tax-free exchange under Section 368 of the Internal Revenue Code. As a result of the reorganization, Class I Shares of the Fund became the accounting successor of the 1838 International Equity Fund and the fiscal year end changed from October 31 to August 31. The 1838 International Equity Fund commenced investment operations on August 3, 1995. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which

21

Van Kampen International Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$62,093,753
Level 2—Other Significant Observable Inputs	517,191,295
Level 3—Significant Unobservable Inputs	-0-

Total	$579,285,048

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to

22

Van Kampen International Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.
At February 28, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$993,529,511

Gross tax unrealized appreciation	$6,294,043
Gross tax unrealized depreciation	(420,538,506)

Net tax unrealized depreciation on investments	$(414,244,463)

E. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$6,198,095
Long-term capital gain	9,930,449

$16,128,544

23

Van Kampen International Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$19,734,229

Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. Foreign Currency Translation Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions. Income and expenses are translated at rates prevailing when accrued.

G. Credits Earned on Cash Balances During the six months ended February 28, 2009, the Fund’s custody fee was reduced by $3,804 as a result of credits earned on cash balances.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	.75%
Over $1 billion	.70%

For the six months ended February 28, 2009, the Fund recognized expenses of approximately $17,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $48,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.

24

Van Kampen International Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $149,500 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $22,700 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $101,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $75,400. Sales charges do not represent expenses of the Fund.

3. Capital Transactions
For the six months ended February 28, 2009 and the year ended August 31, 2008, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Value	Shares	Value

Sales:
Class A	3,955,456	$48,758,110	14,132,631	$319,032,353
Class B	223,093	2,774,911	1,167,335	26,213,986
Class C	171,197	2,153,304	994,114	22,568,038
Class I	15,598,252	198,604,040	10,858,107	239,976,500
Class R	13,657	163,688	27,035	567,673

Total Sales	19,961,655	$252,454,053	27,179,222	$608,358,550

Dividend Reinvestment:
Class A	835,474	$9,407,433	371,931	$8,822,191
Class B	38,983	437,001	22,922	538,660
Class C	20,858	234,241	15,055	353,641
Class I	482,119	5,433,477	111,512	2,651,761
Class R	1,128	12,659	124	2,945

Total Dividend Reinvestment	1,378,562	$15,524,811	521,544	$12,369,198

25

Van Kampen International Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

	For The		For The
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Value	Shares	Value

Repurchases:
Class A	(9,040,440)	$(113,393,636)	(6,977,658)	$(152,828,062)
Class B	(631,120)	(7,796,418)	(713,289)	(15,501,465)
Class C	(636,830)	(8,178,376)	(461,186)	(9,828,365)
Class I	(5,184,056)	(62,372,983)	(2,145,250)	(47,283,839)
Class R	(12,259)	(142,171)	(2,558)	(56,433)

Total Repurchases	(15,504,705)	$(191,883,584)	(10,299,941)	$(225,498,164)

4. Redemption Fee
The Fund will assess a 2% redemption fee on proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 28, 2009, the Fund received redemption fees of approximately $24,300, which are reported as part of “Cost of Shares Repurchased” on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $267,667,495 and $185,126,392, respectively.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $496,400 and $6,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value

26

Van Kampen International Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.
Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of February 28, 2009, there were no forward foreign currency contracts outstanding.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

27

Van Kampen International Growth Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

28

Van Kampen International Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen International Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen International Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen International Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen International Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

34, 134, 234, 634, 334
IGFSAN 4/09
IU09-01474P-Y02/09

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Equity Premium Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/09

	A Shares		B Shares		C Shares		I Shares
	since 6/26/06		since 6/26/06		since 6/26/06		since 6/26/06
		w/max		w/max		w/max
		5.75%		5.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charge	charges

Since Inception	–15.02%	–16.88%	–15.67%	–16.48%	–15.67%	–15.67%	–14.83%

1-year	–39.48	–42.94	–39.93	–42.75	–39.93	–40.50	–39.32

6-month	–38.25	–41.78	–38.49	–41.48	–38.50	–39.09	–38.14

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund’s returns would have been lower. Periods of less than one year are not annualized.

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The CBOE S&P 500® BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. BXM is a passive total return index based on (1) buying an S&P 500 index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written. The Indexes are unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the six-month period ended February 28, 2009

Market Conditions

The second half of 2008 and early part of 2009 followed the same pattern as the first half of 2008. Depository institution failures continued, Lehman Brothers went bankrupt, Merrill Lynch was bought by Bank of America, and Morgan Stanley and Goldman Sachs became bank holding companies. Congress enacted the Troubled Asset Relief Program (TARP) at the request of the U.S. Treasury to inject massive quantities of capital in companies deemed to be systemically critical to the proper functioning of the financial markets. Internationally, several U.K. banks were in effect nationalized, and the large extent of Western European banks’ debt exposure to Eastern Europe has now become known.

Globally, governments have enacted stimulus packages that increase infrastructure spending and try to encourage consumer consumption. Central banks are aggressively injecting liquidity into the economy to combat a severe recession and possibly a deflationary environment. The key challenge is the excessive quantity of debt that needs to be reduced. Investors’ main concern is how this will be done, and who will be affected. All eyes are on the U.S. Treasury to come up with a credible plan to address this issue. In the meantime, investors and corporations are holding onto cash, waiting for an opportune time to start reinvesting.

Performance Analysis

All share classes of Van Kampen Equity Premium Income Fund underperformed the CBOE S&P 500® BuyWrite Index and the 75% CBOE BXM Index/25% S&P 500® Index and outperformed the S&P 500® Index for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2009

75% CBOE
				CBOE		BXM
				S&P 500®		Index/25%
				BuyWrite	S&P 500®	S&P 500®
Class A	Class B	Class C	Class I	Index	Index	Index

–38.25%	–38.49%	–38.50%	–38.14%	–33.01%	–41.82%	–35.28%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund’s options strategy contributed positively to overall portfolio performance during the period, generating both short-term and long-term capital gains from option premiums. In periods of market volatility, option pricing tends to rise, which means the Fund can collect higher premiums from writing covered calls than in times of flat or rising markets. This premium income helped to provide a cushion to the Fund’s total return as the underlying stocks in the portfolio declined in value during the period. During the six-month period, the gains realized from the options more than offset the shortfall of the underlying equity portfolio relative to the S&P 500® Index.

On a sector basis, positive contributors to the Fund’s relative performance stemmed largely from stock selection within the financials sector. However, relative gains were offset by weak performance of other investments. The primary detractors from relative results during the period came from stock selection in the energy, industrials, utilities, and consumer discretionary sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Top 10 Holdings as of 2/28/09 (Unaudited)

Exxon Mobil Corp.	5.0%
IBM Corp.	3.8
AT&T, Inc.	2.9
ConocoPhillips	1.9
Microsoft Corp.	1.9
Chevron Corp.	1.9
Hewlett-Packard Co.	1.9
Merck & Co., Inc.	1.9
Cisco Systems, Inc.	1.5
SUPERVALU, Inc.	1.5

Summary of Investments by Industry Classification as of 2/28/09 (Unaudited)

Integrated Oil & Gas	9.7%
Computer Hardware	7.3
Pharmaceuticals	5.8
Aerospace & Defense	4.4
Integrated Telecommunication Services	3.9
Systems Software	3.0
Railroads	3.0
Communications Equipment	2.8
Packaged Foods & Meats	2.3
Electric Utilities	2.2
Drug Retail	2.1
Semiconductors	2.0
Household Products	2.0
Life Sciences Tools & Services	2.0
Health Care Equipment	2.0
Oil & Gas Equipment & Services	2.0
Food Retail	1.9
Biotechnology	1.8
Tobacco	1.8
Restaurants	1.6
Health Care Services	1.6
Construction & Farm Machinery & Heavy Trucks	1.4
Soft Drinks	1.4
Asset Management & Custody Banks	1.3
Hypermarkets & Super Centers	1.3
Property & Casualty Insurance	1.3
Other Diversified Financial Services	1.3
Wireless Telecommunication Services	1.3
Managed Health Care	1.2
Agricultural Products	1.1
Diversified Metals & Mining	1.1
Life & Health Insurance	1.1
Internet Software & Services	1.0
Application Software	1.0
Diversified Chemicals	0.9
Oil & Gas Drilling	0.9
Fertilizers & Agricultural Chemicals	0.9
Department Stores	0.8
Apparel, Accessories & Luxury Goods	0.8
(continued on next page)

Summary of Investments by Industry Classification as of 2/28/09 (Unaudited)
(continued from previous page)

Broadcasting & Cable TV	0.8%
Oil & Gas Refining & Marketing	0.8
Movies & Entertainment	0.8
Industrial Conglomerates	0.7
Insurance Brokers	0.7
Gas Utilities	0.7
Multi-Line Insurance	0.7
Health Care Technology	0.7
Investment Banking & Brokerage	0.6
Diversified Banks	0.6
Health Care Supplies	0.5
Electronic Equipment Manufacturers	0.5
Computer & Electronics Retail	0.5
Footwear	0.5
Brewers	0.5
Oil & Gas Exploration & Production	0.5
Industrial Machinery	0.5
Computer Storage & Peripherals	0.4
Construction & Engineering	0.4
Home Furnishings	0.3
Internet Retail	0.3
Apparel Retail	0.3
Steel	0.3
Consumer Finance	0.3
Thrifts & Mortgage Finance	0.3
Real Estate Management & Development	0.3
Independent Power Producers & Energy Traders	0.3
Residential REIT’s	0.3
Human Resource & Employment Services	0.2
Oil & Gas Storage & Transportation	0.2
Retail REIT’s	0.2
Semiconductor Equipment	0.2
Specialized REIT’s	0.2
Electrical Components & Equipment	0.2
Publishing	0.1
Hotels, Resorts & Cruise Lines	0.1
Household Appliances	0.1
Air Freight & Logistics	0.1
Casinos & Gaming	0.1
Airlines	0.1
IT Consulting & Other Services	0.1
Aluminum	0.1
Auto Parts & Equipment	0.1
Specialized Finance	0.1
Industrial REIT’s	0.1
Home Entertainment Software	0.0	*
Regional Banks	0.0	*
Consumer Electronics	0.0	*
Personal Products	0.0	*
Specialty Stores	0.0	*
(continued on next page)

Summary of Investments by Industry Classification as of 2/28/09 (Unaudited)
(continued from previous page)

Trucking	0.0	*
Data Processing & Outsourced Services	0.0	*
Commodity Chemicals	0.0	*

Total Investments	101.7
Liabilities in Excess of Other Assets	(0.4)
Written Options	(1.3)

Net Assets	100.0%

*	Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/08 - 2/28/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/08	2/28/09	9/1/08-2/28/09

Class A
Actual	$1,000.00	$617.53	$4.97
Hypothetical	1,000.00	1,018.65	6.21
(5% annual return before expenses)

Class B
Actual	1,000.00	615.08	7.97
Hypothetical	1,000.00	1,014.93	9.94
(5% annual return before expenses)

Class C
Actual	1,000.00	615.05	7.97
Hypothetical	1,000.00	1,014.93	9.94
(5% annual return before expenses)

Class I
Actual	1,000.00	618.57	3.97
Hypothetical	1,000.00	1,019.89	4.96
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, 1.99% and 0.99% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 101.7%
Aerospace & Defense 4.4%
BE Aerospace, Inc. (a)	31,559	$235,430
Boeing Co.	28,752	903,963
General Dynamics Corp.	42,308	1,853,936
Honeywell International, Inc.	42,479	1,139,712
L-3 Communications Holdings, Inc.	14,449	977,475
Lockheed Martin Corp.	21,820	1,377,060
Northrop Grumman Corp.	16,506	616,664
Precision Castparts Corp.	11,274	624,918
Raytheon Co.	6,036	241,259

		7,970,417

Agricultural Products 1.1%
Archer-Daniels-Midland Co.	77,143	2,056,632

Air Freight & Logistics 0.1%
UTI Worldwide, Inc. (British Virgin Islands)	16,380	201,310

Airlines 0.1%
AMR Corp. (a)	26,955	110,246
Continental Airlines, Inc., Class B (a)	3,032	30,380
US Airways Group, Inc. (a)	20,742	59,115

		199,741

Aluminum 0.1%
Alcoa, Inc.	25,689	160,042

Apparel, Accessories & Luxury Goods 0.8%
Jones Apparel Group, Inc.	19,699	52,990
Liz Claiborne, Inc.	15,104	42,140
Polo Ralph Lauren Corp., Class A	17,873	616,082
VF Corp.	14,974	777,151

		1,488,363

Apparel Retail 0.3%
Chico’s FAS, Inc. (a)	32,661	147,954
Coldwater Creek, Inc. (a)	47,990	81,103
Guess?, Inc.	8,063	129,573
Urban Outfitters, Inc. (a)	12,191	202,858

		561,488

Application Software 1.0%
Adobe Systems, Inc. (a)	25,394	424,080
Autodesk, Inc. (a)	44,879	569,514
Citrix Systems, Inc. (a)	5,150	105,987
Salesforce.com, Inc. (a)	24,781	693,868
Synopsys, Inc. (a)	663	12,352

		1,805,801

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Asset Management & Custody Banks 1.3%
Bank of New York Mellon Corp.	41,110	$911,408
Northern Trust Corp.	7,936	440,845
State Street Corp.	15,475	391,053
T. Rowe Price Group, Inc.	29,755	676,629

		2,419,935

Auto Parts & Equipment 0.1%
Autoliv, Inc.	9,967	148,309

Biotechnology 1.8%
Amgen, Inc. (a)	22,579	1,104,791
Celgene Corp. (a)	4,400	196,812
Genzyme Corp. (a)	7,100	432,603
Gilead Sciences, Inc. (a)	33,103	1,483,014

		3,217,220

Brewers 0.5%
Molson Coors Brewing Co., Class B	23,384	823,818

Broadcasting & Cable TV 0.8%
Comcast Corp., Class A	113,714	1,485,105

Casinos & Gaming 0.1%
Las Vegas Sands Corp. (a)	2,944	6,712
Penn National Gaming, Inc. (a)	7,122	135,959
Wynn Resorts Ltd. (a)	2,748	57,571

		200,242

Commodity Chemicals 0.0%
Tronox, Inc., Class B	1,011	40

Communications Equipment 2.8%
Ciena Corp. (a)	34,003	182,596
Cisco Systems, Inc. (a)	186,742	2,720,831
Corning, Inc.	16,886	178,147
Motorola, Inc.	223,051	785,140
QUALCOMM, Inc.	34,152	1,141,701

		5,008,415

Computer & Electronics Retail 0.5%
GameStop Corp., Class A (a)	33,956	914,096

Computer Hardware 7.3%
Apple, Inc. (a)	27,132	2,423,159
Dell, Inc. (a)	62,951	536,972
Hewlett-Packard Co.	117,625	3,414,654
IBM Corp.	75,545	6,952,406

		13,327,191

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Computer Storage & Peripherals 0.4%
EMC Corp. (a)	54,965	$577,132
NetApp, Inc. (a)	12,756	171,441
QLogic Corp. (a)	332	3,061

		751,634

Construction & Engineering 0.4%
Jacobs Engineering Group, Inc. (a)	18,826	635,189

Construction & Farm Machinery & Heavy Trucks 1.4%
AGCO Corp. (a)	25,771	441,715
Deere & Co.	56,953	1,565,638
Joy Global, Inc.	32,722	571,326
Manitowoc Co., Inc.	6,703	27,482

		2,606,161

Consumer Electronics 0.0%
Garmin Ltd. (Cayman Islands)	3,205	54,870

Consumer Finance 0.3%
American Express Co.	43,761	527,758
First Marblehead Corp. (a)	28,622	27,191

		554,949

Data Processing & Outsourced Services 0.0%
Automatic Data Processing, Inc.	67	2,288

Department Stores 0.8%
J.C. Penney Co., Inc.	49,412	757,486
Macy’s, Inc.	81,010	637,549
Nordstrom, Inc.	8,728	117,566

		1,512,601

Diversified Banks 0.6%
Banco Santander SA—ADR (Spain)	122	734
U.S. Bancorp	62,044	887,850
Wells Fargo & Co.	15,535	187,974

		1,076,558

Diversified Chemicals 0.9%
Eastman Chemical Co.	8,908	182,970
FMC Corp.	37,345	1,509,859

		1,692,829

Diversified Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc.	15,989	486,385
Rio Tinto PLC—ADR (United Kingdom)	4,204	428,808
Southern Copper Corp.	75,000	1,028,250

		1,943,443

Drug Retail 2.1%
CVS Caremark Corp.	63,814	1,642,573
Walgreen Co.	89,412	2,133,370

		3,775,943

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Electric Utilities 2.2%
Edison International	12,202	$332,139
Entergy Corp.	6,047	407,507
Exelon Corp.	34,583	1,633,009
FPL Group, Inc.	12,194	552,754
PPL Corp.	10,846	302,495
Southern Co.	24,014	727,864

		3,955,768

Electrical Components & Equipment 0.2%
General Cable Corp. (a)	13,362	206,176
SunPower Corp., Class A (a)	2,418	67,438

		273,614

Electronic Equipment Manufacturers 0.5%
Amphenol Corp., Class A	29,041	738,222
Mettler-Toledo International, Inc. (a)	3,699	197,194

		935,416

Fertilizers & Agricultural Chemicals 0.9%
Monsanto Co.	20,360	1,552,857

Food Retail 1.9%
Safeway, Inc.	42,149	779,756
SUPERVALU, Inc.	172,346	2,690,321
Whole Foods Market, Inc.	1,257	15,273

		3,485,350

Footwear 0.5%
Crocs, Inc. (a)	7,665	9,351
NIKE, Inc., Class B	21,390	888,327

		897,678

Gas Utilities 0.7%
Energen Corp.	19,410	520,188
Questar Corp.	27,777	800,811

		1,320,999

Health Care Equipment 2.0%
Baxter International, Inc.	4,500	229,095
Covidien Ltd. (Bermuda)	17,700	560,559
C.R. Bard, Inc.	3,007	241,342
Hologic, Inc. (a)	58,012	656,696
Medtronic, Inc.	30,600	905,454
Stryker Corp.	30,172	1,015,891

		3,609,037

Health Care Services 1.6%
DaVita, Inc. (a)	21,015	986,024
Express Scripts, Inc. (a)	34,906	1,755,772
Medco Health Solutions, Inc. (a)	857	34,777
Quest Diagnostics, Inc.	3,218	147,481

		2,924,054

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Health Care Supplies 0.5%
Fresenius Kabi Pharmaceuticals Holding, Inc. (rights, expiring 12/31/10) (a)	30,815	$9,553
Inverness Medical Innovations, Inc. (a)	41,282	927,606

		937,159

Health Care Technology 0.7%
Cerner Corp. (a)	27,488	1,006,061
HLTH Corp. (a)	24,387	266,306

		1,272,367

Home Entertainment Software 0.0%
Electronic Arts, Inc. (a)	5,419	88,384

Home Furnishings 0.3%
Tempur-Pedic International, Inc.	93,756	575,662

Hotels, Resorts & Cruise Lines 0.1%
Wyndham Worldwide Corp.	67,085	247,544

Household Appliances 0.1%
Whirlpool Corp.	10,662	237,016

Household Products 2.0%
Clorox Co.	16,762	814,633
Energizer Holdings, Inc. (a)	18,630	786,000
Kimberly-Clark Corp.	44,107	2,077,881

		3,678,514

Human Resource & Employment Services 0.2%
Manpower, Inc.	14,482	403,758
Monster Worldwide, Inc. (a)	6,432	42,387

		446,145

Hypermarkets & Super Centers 1.3%
Wal-Mart Stores, Inc.	47,900	2,358,596

Independent Power Producers & Energy Traders 0.3%
AES Corp. (a)	79,640	501,732

Industrial Conglomerates 0.7%
General Electric Co.	158,581	1,349,524

Industrial Machinery 0.5%
Parker Hannifin Corp.	24,586	820,435

Industrial REIT’s 0.1%
ProLogis	18,941	109,668

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Insurance Brokers 0.7%
Aon Corp.	18,407	$703,884
Marsh & McLennan Cos., Inc.	34,900	625,757

		1,329,641

Integrated Oil & Gas 9.7%
Chevron Corp.	56,342	3,420,523
ConocoPhillips	94,477	3,528,716
Exxon Mobil Corp.	133,294	9,050,663
Hess Corp.	17,780	972,388
Marathon Oil Corp.	20,118	468,146
Occidental Petroleum Corp.	5,022	260,491

		17,700,927

Integrated Telecommunication Services 3.9%
AT&T, Inc.	218,371	5,190,679
Verizon Communications, Inc.	69,489	1,982,521

		7,173,200

Internet Retail 0.3%
Expedia, Inc. (a)	53,152	423,621
NutriSystem, Inc.	11,615	149,834

		573,455

Internet Software & Services 1.0%
Akamai Technologies, Inc. (a)	8,933	161,598
eBay, Inc. (a)	23,806	258,771
Google, Inc., Class A (a)	3,551	1,200,203
WebMD Health Corp., Class A (a)	8,001	185,463

		1,806,035

Investment Banking & Brokerage 0.6%
Charles Schwab Corp.	54,991	698,936
E*TRADE Financial Corp. (a)	145,064	116,051
Goldman Sachs Group, Inc.	3,307	301,201

		1,116,188

IT Consulting & Other Services 0.1%
Cognizant Technology Solutions Corp., Class A (a)	9,152	168,397

Life & Health Insurance 1.1%
Aflac, Inc.	39,433	660,897
MetLife, Inc.	56,104	1,035,680
Principal Financial Group, Inc.	9,553	76,328
Prudential Financial, Inc.	9,439	154,894

		1,927,799

Life Sciences Tools & Services 2.0%
Life Technologies Corp. (a)	50,544	1,473,358
Thermo Fisher Scientific, Inc. (a)	60,016	2,176,180

		3,649,538

Managed Health Care 1.2%
Aetna, Inc.	16,502	393,903
CIGNA Corp.	4,975	78,406

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Managed Health Care (Continued)
Health Net, Inc. (a)	14,025	$185,130
Humana, Inc. (a)	27,280	645,718
WellPoint, Inc. (a)	25,218	855,394

		2,158,551

Movies & Entertainment 0.8%
News Corp., Class A	27,951	155,407
Time Warner, Inc.	29,746	226,962
Walt Disney Co.	63,893	1,071,486

		1,453,855

Multi-Line Insurance 0.7%
American Financial Group, Inc.	12,000	186,720
American International Group, Inc.	32,169	13,511
Hartford Financial Services Group, Inc.	28,012	170,873
Loews Corp.	47,805	948,929

		1,320,033

Oil & Gas Drilling 0.9%
ENSCO International, Inc.	5,587	137,328
Nabors Industries Ltd. (Bermuda) (a)	37,697	366,038
Patterson—UTI Energy, Inc.	37,056	318,311
Pride International, Inc. (a)	10,231	176,382
Transocean Ltd. (Switzerland) (a)	11,489	686,698

		1,684,757

Oil & Gas Equipment & Services 2.0%
Halliburton Co.	49,840	812,891
Helix Energy Solutions Group, Inc. (a)	7,839	24,379
National-Oilwell Varco, Inc. (a)	38,440	1,027,501
Schlumberger Ltd. (Netherlands Antilles)	25,156	957,437
Superior Energy Services, Inc. (a)	59,337	782,655

		3,604,863

Oil & Gas Exploration & Production 0.5%
Anadarko Petroleum Corp.	23,545	822,898

Oil & Gas Refining & Marketing 0.8%
Frontier Oil Corp.	7,725	105,446
Valero Energy Corp.	70,920	1,374,430

		1,479,876

Oil & Gas Storage & Transportation 0.2%
Overseas Shipholding Group, Inc.	11,862	305,091
Spectra Energy Corp.	9,148	118,924

		424,015

Other Diversified Financial Services 1.3%
Bank of America Corp.	184,044	726,974
Citigroup, Inc.	83,485	125,227
JPMorgan Chase & Co.	64,879	1,482,485

		2,334,686

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Packaged Foods & Meats 2.3%
ConAgra Foods, Inc.	70,993	$1,070,574
Kraft Foods, Inc., Class A	116,839	2,661,592
Tyson Foods, Inc., Class A	51,685	435,705

		4,167,871

Personal Products 0.0%
Bare Escentuals, Inc. (a)	12,918	40,821

Pharmaceuticals 5.8%
Abbott Laboratories	8,700	411,858
Bristol-Myers Squibb Co.	61,188	1,126,471
Johnson & Johnson	40,851	2,042,550
Merck & Co., Inc.	140,362	3,396,760
Pfizer, Inc.	37,258	458,646
Schering-Plough Corp.	122,028	2,122,067
Wyeth	22,829	931,880

		10,490,232

Property & Casualty Insurance 1.3%
ACE Ltd. (Switzerland)	7,405	270,357
Allstate Corp.	36,118	607,866
Ambac Financial Group, Inc.	47,921	28,273
Chubb Corp.	911	35,566
CNA Financial Corp.	51,333	408,611
MBIA, Inc. (a)	16,008	43,862
Progressive Corp. (a)	25,369	293,519
Travelers Cos., Inc.	18,182	657,279

		2,345,333

Publishing 0.1%
Meredith Corp.	20,536	263,888

Railroads 3.0%
Burlington Northern Santa Fe Corp.	43,528	2,558,141
CSX Corp.	64,320	1,587,418
Union Pacific Corp.	34,472	1,293,389

		5,438,948

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	25,594	509,832

Regional Banks 0.0%
PNC Financial Services Group, Inc.	2,735	74,775

Residential REIT’s 0.3%
AvalonBay Communities, Inc.	5,049	214,179
Equity Residential	15,600	274,560

		488,739

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Restaurants 1.6%
Burger King Holdings, Inc.	47,626	$1,023,482
McDonald’s Corp.	32,239	1,684,488
Panera Bread Co., Class A (a)	2,244	98,826
Starbucks Corp. (a)	13,634	124,751

		2,931,547

Retail REIT’s 0.2%
Simon Property Group, Inc.	12,794	423,481

Semiconductor Equipment 0.2%
MEMC Electronic Materials, Inc. (a)	25,675	385,382

Semiconductors 2.0%
Integrated Device Technology, Inc. (a)	28,077	125,785
Intel Corp.	177,644	2,263,184
LSI Corp. (a)	823	2,387
Maxim Integrated Products, Inc.	2,907	35,175
Micron Technology, Inc. (a)	40,718	131,112
Texas Instruments, Inc.	81,557	1,170,343

		3,727,986

Soft Drinks 1.4%
Coca-Cola Enterprises, Inc.	108,709	1,247,979
Pepsi Bottling Group, Inc.	65,431	1,210,474

		2,458,453

Specialized Finance 0.1%
NASDAQ OMX Group, Inc. (a)	5,653	118,148

Specialized REIT’s 0.2%
Plum Creek Timber Co., Inc.	11,179	293,225

Specialty Stores 0.0%
Office Depot, Inc. (a)	28,294	29,709

Steel 0.3%
Allegheny Technologies, Inc.	9,237	181,692
United States Steel Corp.	19,052	374,753

		556,445

Systems Software 3.0%
McAfee, Inc. (a)	3,527	98,580
Microsoft Corp.	212,529	3,432,343
Oracle Corp. (a)	118,292	1,838,258
VMware, Inc., Class A (a)	3,512	72,909

		5,442,090

Thrifts & Mortgage Finance 0.3%
Federal Home Loan Mortgage Corp.	10,165	4,269
Federal National Mortgage Association	58,553	24,592
MGIC Investment Corp.	82,274	187,585

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Thrifts & Mortgage Finance (Continued)
PMI Group, Inc.	24,377	$12,432
Radian Group, Inc.	167,065	319,094
Washington Mutual, Inc.	10,496	263

		548,235

Tobacco 1.8%
Altria Group, Inc.	41,126	634,985
Lorillard, Inc.	7,639	446,423
Philip Morris International, Inc.	57,248	1,916,091
Reynolds American, Inc.	6,012	201,883

		3,199,382

Trucking 0.0%
Avis Budget Group, Inc. (a)	24,502	9,801

Wireless Telecommunication Services 1.3%
American Tower Corp., Class A (a)	38,175	1,111,656
Clearwire Corp., Class A (a)	101,517	326,885
NII Holdings, Inc., Class B (a)	6,821	87,377
SBA Communications Corp., Class A (a)	36,789	764,475

		2,290,393

Total Investments 101.7% (b) (Cost $421,626,869)		185,135,579

Liabilities in Excess of Other Assets (0.4%)		(796,159)

Written Options (1.3%)		(2,395,600)

Net Assets 100.0%		$181,943,820

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	This Fund may designate up to 100% of its common stock investments to cover outstanding call options.

ADR—American Depositary Receipt

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Written options outstanding as of February 28, 2009:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value

Call—S & P 500 Index March 2009	$770.00	03/21/09	700	$(2,383,900)	$(1,078,000)
Call—S & P 500 Index March 2009	775.00	03/21/09	500	(1,632,500)	(645,000)
Call—S & P 500 Index March 2009	780.00	03/21/09	200	(567,400)	(232,000)
Call—S & P 500 Index March 2009	785.00	03/21/09	400	(1,042,800)	(400,000)
Call—S & P 500 Index March 2009	805.00	03/21/09	70	(216,090)	(40,600)

			1,870	$(5,842,690)	$(2,395,600)

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Total Investments (Cost $421,626,869)	$185,135,579
Receivables:
Dividends	642,268
Fund Shares Sold	307,093
Other	14,332

Total Assets	186,099,272

Liabilities:
Payables:
Options Written, at value (premiums received of $5,842,690)	2,395,600
Fund Shares Repurchased	1,071,586
Income Distributions	175,489
Distributor and Affiliates	140,742
Custodian Bank	121,804
Investment Advisory Fee	87,414
Trustees’ Deferred Compensation and Retirement Plans	29,357
Accrued Expenses	133,460

Total Liabilities	4,155,452

Net Assets	$181,943,820

Net Assets Consist of:
Capital (Par value of $0.001 per share with an unlimited number of shares authorized)	$418,294,726
Accumulated Undistributed Net Investment Income	(275,123)
Accumulated Net Realized Loss	(3,031,583)
Net Unrealized Depreciation	(233,044,200)

Net Assets	$181,943,820

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $98,566,858 and 18,193,128 shares of beneficial interest issued and outstanding)	$5.42
Maximum sales charge (5.75%* of offering price)	0.33

Maximum offering price to public	$5.75

Class B Shares:
Net asset value and offering price per share (Based on net assets of $14,213,316 and 2,651,920 shares of beneficial interest issued and outstanding)	$5.36

Class C Shares:
Net asset value and offering price per share (Based on net assets of $65,308,102 and 12,182,868 shares of beneficial interest issued and outstanding)	$5.36

Class I Shares:
Net asset value and offering price per share (Based on net assets of $3,855,544 and 710,689 shares of beneficial interest issued and outstanding)	$5.43

*	On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $200)	$3,143,637
Interest	6,962

Total Income	3,150,599

Expenses:
Investment Advisory Fee	881,550
Distribution (12b-1) and Service Fees
Class A	176,512
Class B	91,104
Class C	442,322
Transfer Agent Fees	184,485
Reports to Shareholders	62,093
Professional Fees	54,828
Accounting and Administrative Expenses	54,039
Custody	25,792
Registration Fees	25,778
Trustees’ Fees and Related Expenses	10,235
Other	11,670

Total Expenses	2,020,408
Expense Reduction	63,622
Less Credits Earned on Cash Balances	84

Net Expenses	1,956,702

Net Investment Income	$1,193,897

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(18,225,574)
Options	22,179,851
Futures	(684,804)

Net Realized Gain	3,269,473

Unrealized Appreciation/Depreciation:
Beginning of the Period	(89,377,529)

End of the Period:
Investments	(236,491,290)
Options	3,447,090

(233,044,200)

Net Unrealized Depreciation During the Period	(143,666,671)

Net Realized and Unrealized Loss	$(140,397,198)

Net Decrease in Net Assets From Operations	$(139,203,301)

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	February 28, 2009	August 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$1,193,897	$1,289,917
Net Realized Gain	3,269,473	27,012,955
Net Unrealized Depreciation During the Period	(143,666,671)	(79,707,016)

Change in Net Assets from Operations	(139,203,301)	(51,404,144)

Distributions from Net Investment Income:
Class A Shares	(963,540)	(1,345,790)
Class B Shares	(73,584)	(23,917)
Class C Shares	(343,675)	(126,209)
Class I Shares	(34,713)	(31,179)

	(1,415,512)	(1,527,095)

Distributions from Net Realized Gain:
Class A Shares	(3,320,012)	(18,706,593)
Class B Shares	(439,690)	(2,030,166)
Class C Shares	(2,115,093)	(10,405,765)
Class I Shares	(99,295)	(287,766)

	(5,974,090)	(31,430,290)

Total Distributions	(7,389,602)	(32,957,385)

Net Change in Net Assets from Investment Activities	(146,592,903)	(84,361,529)

From Capital Transactions:
Proceeds from Shares Sold	13,979,544	190,843,227
Net Asset Value of Shares Issued Through Dividend Reinvestment	6,045,146	26,233,916
Cost of Shares Repurchased	(88,856,074)	(215,109,231)

Net Change in Net Assets from Capital Transactions	(68,831,384)	1,967,912

Total Decrease in Net Assets	(215,424,287)	(82,393,617)
Net Assets:
Beginning of the Period	397,368,107	479,761,724

End of the Period (Including accumulated undistributed net investment income of $(275,123) and $(53,508), respectively)	$181,943,820	$397,368,107

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months			June 26, 2006
	Ended	Year Ended		(Commencement of
	February 28,	August 31,		Operations) to
Class A Shares	2009	2008	2007	August 31, 2006

Net Asset Value, Beginning of the Period	$9.06	$10.71	$10.29	$10.00

Net Investment Income (a)	0.04	0.06	0.04	0.01
Net Realized and Unrealized Gain/Loss	(3.47)	(1.02)	1.11	0.36

Total from Investment Operations	(3.43)	(0.96)	1.15	0.37

Less:
Distributions from Net Investment Income	0.05	0.05	0.03	0.01
Distributions from Net Realized Gain	0.16	0.64	0.70	0.07

Total Distributions	0.21	0.69	0.73	0.08

Net Asset Value, End of the Period	$5.42	$9.06	$10.71	$10.29

Total Return* (b)	–38.25% **	–9.31%	11.31%	3.75% **
Net Assets at End of the Period (In millions)	$98.6	$230.0	$290.7	$31.2
Ratio of Expenses to Average Net Assets* (c)	1.24%	1.14%	1.25%	1.24%
Ratio of Net Investment Income to Average Net Assets*	1.25%	0.56%	0.40%	1.32%
Portfolio Turnover	6% **	80%	73%	26% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.29%	N/A	1.29%	4.35%
Ratio of Net Investment Income/Loss to Average Net Assets	1.21%	N/A	0.36%	(1.79% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months				June 26, 2006
	Ended	Year Ended			(Commencement of
	February 28,	August 31,			Operations) to
Class B Shares	2009	2008	2007		August 31, 2006

Net Asset Value, Beginning of the Period	$8.97	$10.64	$10.28		$10.00

Net Investment Income/Loss (a)	0.02	(0.02)	(0.04)		0.01
Net Realized and Unrealized Gain/Loss	(3.44)	(1.00)	1.10		0.34

Total from Investment Operations	(3.42)	(1.02)	1.06		0.35

Less:
Distributions from Net Investment Income	0.03	0.01	0.00	(b)	0.00	(b)
Distributions from Net Realized Gain	0.16	0.64	0.70		0.07

Total Distributions	0.19	0.65	0.70		0.07

Net Asset Value, End of the Period	$5.36	$8.97	$10.64		$10.28

Total Return* (c)	–38.49% **	–9.93%	10.45%		3.56%	**
Net Assets at End of the Period (In millions)	$14.2	$26.2	$31.8		$5.5
Ratio of Expenses to Average Net Assets* (d)	1.99%	1.89%	2.00%		1.99%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.53%	(0.19% )	(0.35%	)	0.37%
Portfolio Turnover	6% **	80%	73%		26%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	2.05%	N/A	2.04%		5.10%
Ratio of Net Investment Income/Loss to Average Net Assets	0.47%	N/A	(0.39%	)	(2.74%	)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.01 per share.

(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months				June 26, 2006
	Ended	Year Ended			(Commencement of
	February 28,	August 31,			Operations) to
Class C Shares	2009	2008	2007		August 31, 2006

Net Asset Value, Beginning of the Period	$8.97	$10.64	$10.28		$10.00

Net Investment Income/Loss (a)	0.02	(0.02)	(0.04)		0.01
Net Realized and Unrealized Gain/Loss	(3.44)	(1.00)	1.10		0.35

Total from Investment Operations	(3.42)	(1.02)	1.06		0.36

Less:
Distributions from Net Investment Income	0.03	0.01	0.00	(b)	0.01
Distributions from Net Realized Gain	0.16	0.64	0.70		0.07

Total Distributions	0.19	0.65	0.70		0.08

Net Asset Value, End of the Period	$5.36	$8.97	$10.64		$10.28

Total Return* (c)	–38.50% **	–9.93%	10.45%		3.57% **
Net Assets at End of the Period (In millions)	$65.3	$137.1	$154.6		$13.0
Ratio of Expenses to Average Net Assets* (d)	1.99%	1.89%	2.00%		1.99%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.52%	(0.19% )	(0.35%	)	0.46%
Portfolio Turnover	6% **	80%	73%		26% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	2.04%	N/A	2.04%		5.10%
Ratio of Net Investment Income/Loss to Average Net Assets	0.46%	N/A	(0.39%	)	(2.65% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.01 per share.

(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months			June 26, 2006
	Ended	Year Ended		(Commencement of
	February 28,	August 31,		Operations) to
Class I Shares	2009	2008	2007	August 31, 2006

Net Asset Value, Beginning of the Period	$9.07	$10.71	$10.29	$10.00

Net Investment Income (a)	0.05	0.08	0.07	0.02
Net Realized and Unrealized Gain/Loss	(3.48)	(1.01)	1.09	0.35

Total from Investment Operations	(3.43)	(0.93)	1.16	0.37

Less:
Distributions from Net Investment Income	0.05	0.07	0.04	0.01
Distributions from Net Realized Gain	0.16	0.64	0.70	0.07

Total Distributions	0.21	0.71	0.74	0.08

Net Asset Value, End of the Period	$5.43	$9.07	$10.71	$10.29

Total Return* (b)	–38.14% **	–9.04%	11.44%	3.77% **
Net Assets at End of the Period (In millions)	$3.9	$4.1	$2.7	$2.7
Ratio of Expenses to Average Net Assets* (c)	0.99%	0.89%	1.00%	0.99%
Ratio of Net Investment Income to Average Net Assets*	1.63%	0.81%	0.65%	1.33%
Portfolio Turnover	6% **	80%	73%	26% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.06%	N/A	1.04%	4.10%
Ratio of Net Investment Income/Loss to Average Net Assets	1.55%	N/A	0.61%	(1.78% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Equity Premium Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)

1. Significant Accounting Policies
The Van Kampen Equity Premium Income Fund (the “Fund”) is organized as a series of the Van Kampen Equity Trust II (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek current income and its secondary investment objective is to seek long-term capital appreciation. The Fund invests primarily in a portfolio of equity securities of U.S. issuers and utilizes an option writing strategy to enhance current distributions. The Fund commenced operations on June 26, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Investments in securities and written options listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Purchased options are valued at the last sale price while written options that are not listed on a securities exchange are valued by independent broker quotes. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

Van Kampen Equity Premium Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1—Quoted Prices	$185,135,579	$(2,395,600)
Level 2—Other Significant Observable Inputs	-0-	-0-
Level 3—Significant Unobservable Inputs	-0-	-0-

Total	$185,135,579	$(2,395,600)

*	Other financial instruments include written options.

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains

Van Kampen Equity Premium Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the three year period ended August 31, 2008, remains subject to examination by taxing authorities.
At February 28, 2009, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$422,070,904

Gross tax unrealized appreciation	$49,483
Gross tax unrealized depreciation	(236,984,808)

Net tax unrealized depreciation on investments	$(236,935,325)

E. Distribution of Income and Gains The Fund declares and pays monthly dividends from investment company taxable income, which generally includes qualified dividend income, ordinary income, short-term capital gains, including a portion of premiums received from written options. Realized short-term gains are considered ordinary income for tax purposes. Net realized long-term capital gains, if any, are distributed at least annually. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$33,211,614

As of August 31, 2008, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$2,383,612

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. Credits Earned on Cash Balances During the six months ended February 28, 2009, the Fund’s custody fee was reduced by $84 as a result of credits earned on cash balances.

Van Kampen Equity Premium Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	.70%
Next $500 million	.65%
Over $1 billion	.60%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.24%, 1.99%, 1.99% and 0.99% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2009, the Adviser waived or reimbursed approximately $63,600 of advisory fees or other expenses.
For the six months ended February 28, 2009, the Fund recognized expenses of approximately $22,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $30,900 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $68,200 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $11,900 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year

Van Kampen Equity Premium Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $9,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $74,700. Sales charges do not represent expenses of the Fund.

3. Capital Transactions
For the six months ended February 28, 2009 and the year ended August 31, 2008, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Value	Shares	Value

Sales:
Class A	1,026,931	$6,915,944	12,143,479	$124,824,352
Class B	176,077	1,229,356	983,351	10,075,130
Class C	535,509	3,357,888	4,828,188	49,697,688
Class I	390,244	2,476,356	620,935	6,246,057

Total Sales	2,128,761	$13,979,544	18,575,953	$190,843,227

Dividend Reinvestment:
Class A	572,000	$3,718,348	1,719,784	$17,028,224
Class B	65,657	419,067	158,258	1,550,658
Class C	290,860	1,862,127	771,839	7,557,800
Class I	7,235	45,604	9,853	97,234

Total Dividend Reinvestment	935,752	$6,045,146	2,659,734	$26,233,916

Repurchases:
Class A	(8,787,767)	$(58,753,461)	(15,630,504)	$(152,595,072)
Class B	(512,971)	(3,286,121)	(1,205,234)	(11,765,756)
Class C	(3,927,895)	(25,975,694)	(4,841,567)	(46,599,023)
Class I	(135,676)	(840,798)	(432,786)	(4,149,380)

Total Repurchases	(13,364,309)	$(88,856,074)	(22,110,091)	$(215,109,231)

4. Redemption Fee
Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within seven days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 28, 2009, the Fund received redemption fees of approximately $700 which are reported as part of “Cost of Shares Repurchased” on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer applied.

Van Kampen Equity Premium Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $14,821,177 and $62,752,410, respectively.

6. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on stock indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended February 28, 2009, were as follows:

Contracts

Outstanding at August 31, 2008	-0-
Futures Opened	14,560
Futures Closed	(14,560)

Outstanding at February 28, 2009	-0-

B. Option Contracts The Fund may write call and put options on stock indices, futures, securities, or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying stock indices, futures, securities or currency transactions to determine the realized gain or loss. The Fund as a writer of an option

Van Kampen Equity Premium Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
Transactions in written call options were as follows:

	Number of	Premium
	Contracts	Received

Options outstanding at August 31, 2008	961,019	$5,222,134
Options written	20,311	67,060,320
Options terminated in closing purchase transactions	(427,950)	(30,266,162)
Options exercised	(1,350)	(7,811,040)
Options expired	(550,160)	(28,362,562)

Options outstanding at February 28, 2009	1,870	$5,842,690

7. Distributions and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $767,100 and $98,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Van Kampen Equity Premium Income Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen Equity Premium Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Equity Premium Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Equity Premium Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Equity Premium Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen Equity Premium Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

110, 210, 310, 610
EPISAN 4/09
IU09-01496P-Y02/09

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Core Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/09

	A Shares		B Shares		C Shares		I Shares	R Shares
	since 6/30/08		since 6/30/08		since 6/30/08		since 6/30/08	since 6/30/08
		w/max		w/max		w/max
	w/o	5.75%	w/o	5.00%	w/o	1.00%	w/o	w/o
Average Annual	sales	sales	sales	sales	sales	sales	sales	sales
Total Returns	charges	charge	charges	charge	charges	charge	charges	charges

Since Inception	–44.28%	–47.48%	–44.35%	–47.10%	–44.54%	–45.09%	–44.22%	–44.38%

10-year	—	—	—	—	—	—	—	—

5-year	—	—	—	—	—	—	—	—

1-year	—	—	—	—	—	—	—	—

6-month	–41.59	–44.94	–41.67	–44.55	–41.87	–42.44	–41.59	–41.70

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the funds returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2009

Market Conditions

In the six-month period ended February 28, 2009, the intensifying credit crisis and its dampening effect on the real economy kept markets volatile. The financial system remained unstable and government interventions to contain the crisis seemed lackluster, leading to a severe erosion of confidence among investors, consumers and businesses alike. All sectors of the market were hit hard, with each posting double-digit declines during the period.

We felt that market volatility was far greater than fundamental business volatility in 2008. The market was fearful and rotational, and there was little differentiation on fundamentals and quality. Undoubtedly, the start of 2009 has been rocky. Yet, we believe we have started to see some focus on company fundamentals. While there has been little visibility in the short term, we have felt confident that our long-term perspective is likely to fare well over a three- to five-year horizon. When considering companies in which to invest, the investment team continues to focus on quality, the nature and sustainability of competitive advantage and balance sheet strength.

Performance Analysis

All share classes of Van Kampen Core Growth Fund underperformed the Russell 1000® Growth Index (the “Index”) for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2009

					Russell 1000®
Class A	Class B	Class C	Class I	Class R	Growth Index

–41.59%	–41.67%	–41.87%	–41.59%	–41.70%	–39.90%

The performance for the five share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

For the period overall, the Fund modestly underperformed the Index on a relative basis primarily due to stock selection, although sector allocations (which derive solely from stock selection) had a slightly positive effect.

An overweight and stock selection in the financial services sector had the largest negative impact on relative performance. Within the sector, the diversified financial services segment was the chief detractor. Stock selection and an underweight in the health care sector was another area of relative underperformance, driven by weakness in the electronic medical systems industry. The multi-industry sector also

2

hurt relative results, as both an overweight and stock selection were detrimental to performance for the period.

However, the portfolio did have better relative performance elsewhere. Both an underweight and stock selection in the other energy sector (which includes oil and natural gas producers) was a significant positive contributor to relative performance. Within the sector, relative outperformance was attributable more to what we didn’t own than what we did own in the portfolio. Machinery and coal stocks, which the Fund did not own, declined significantly in the latter months of the reporting period. We owned a natural gas producer which fared better than its competitors. The Fund also benefited from an avoidance of the producer durables sector. Finally, an overweight in the consumer discretionary sector was the third best contributor to relative performance, offsetting the negative effect of stock selection there.

It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and earnings growth and the ability to redeploy capital at a high rate of return.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 2/28/09 (Unaudited)

MasterCard, Inc., Class A	5.7%
Berkshire Hathaway, Inc., Class B	4.7
Ultra Petroleum Corp.	3.9
Amazon.com, Inc.	3.7
Starbucks Corp.	3.5
Apple, Inc.	3.5
Cisco Systems, Inc.	3.4
Brookfield Asset Management, Inc., Class A	3.4
Thermo Fisher Scientific, Inc.	3.3
Mead Johnson Nutrition Co., Class A	3.2

Summary of Investments by Industry Classification as of 2/28/09 (Unaudited)

Restaurants	6.5%
Health Care Supplies	6.0
Data Processing & Outsourced Services	5.7
Internet Software & Services	5.5
Railroads	5.5
Tobacco	5.1
Property & Casualty Insurance	4.7
Oil & Gas Exploration & Production	3.9
Internet Retail	3.7
Computer Hardware	3.5
Communications Equipment	3.4
Real Estate Management & Development	3.4
Construction Materials	3.4
Life Sciences Tools & Services	3.3
Consumer Finance	3.3
Pharmaceuticals	3.2
Distillers & Vintners	2.8
Home Entertainment Software	2.6
Food Retail	2.6
Packaged Foods & Meats	2.5
Multi-Sector Holdings	2.4
Hypermarkets & Super Centers	2.4
Soft Drinks	2.0
Multi-Line Insurance	1.8
Footwear	1.8
Gas Utilities	1.6
Asset Management & Custody Banks	1.6
Apparel Retail	1.1
Other Diversified Financial Services	0.9

Total Long-Term Investments	96.2
Total Repurchase Agreements	3.5

Total Investments	99.7
Other Assets in Excess of Liabilities	0.3

Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/08 - 2/28/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/08	2/28/09	9/1/08-2/28/09

Class A
Actual	$1,000.00	$584.09	$5.03
Hypothetical	1,000.00	1,018.45	6.41
(5% annual return before expenses)

Class B
Actual	1,000.00	583.30	6.01
Hypothetical	1,000.00	1,017.21	7.65
(5% annual return before expenses)

Class C
Actual	1,000.00	581.35	6.78
Hypothetical	1,000.00	1,016.22	8.65
(5% annual return before expenses)

Class I
Actual	1,000.00	584.10	4.12
Hypothetical	1,000.00	1,019.59	5.26
(5% annual return before expenses)

Class R
Actual	1,000.00	582.97	6.08
Hypothetical	1,000.00	1,017.11	7.75
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28%, 1.53%, 1.73%, 1.05% and 1.55% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratios for Class B and Class C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Core Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.2%
Apparel Retail 1.1%
Abercrombie & Fitch Co., Class A	1,617	$35,558

Asset Management & Custody Banks 1.6%
Franklin Resources, Inc.	1,122	51,388

Communications Equipment 3.4%
Cisco Systems, Inc. (a)	7,783	113,398

Computer Hardware 3.5%
Apple, Inc. (a)	1,284	114,674

Construction Materials 3.4%
Cemex SAB de CV—ADR (Mexico) (a)	4,556	24,557
Martin Marietta Materials, Inc.	1,136	86,972

		111,529

Consumer Finance 3.3%
American Express Co.	4,209	50,761
Redecard SA (Brazil)	5,451	56,985

		107,746

Data Processing & Outsourced Services 5.7%
MasterCard, Inc., Class A	1,189	187,898

Distillers & Vintners 2.8%
Diageo PLC—ADR (United Kingdom)	1,982	92,143

Food Retail 2.6%
Tesco PLC (United Kingdom)	17,788	84,647

Footwear 1.8%
NIKE, Inc., Class B	1,415	58,765

Gas Utilities 1.6%
Questar Corp.	1,795	51,750

Health Care Supplies 6.0%
Alcon, Inc. (Switzerland)	1,246	102,620
Millipore Corp. (a)	1,745	96,080

		198,700

Home Entertainment Software 2.6%
Nintendo Co., Ltd. (Japan)	300	85,035

Hypermarkets & Super Centers 2.4%
Costco Wholesale Corp.	1,841	77,948

8
See Notes to Financial Statements

Van Kampen Core Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Internet Retail 3.7%
Amazon.com, Inc. (a)	1,901	$123,166

Internet Software & Services 5.5%
eBay, Inc. (a)	7,739	84,123
Google, Inc., Class A (a)	291	98,355

		182,478

Life Sciences Tools & Services 3.3%
Thermo Fisher Scientific, Inc. (a)	3,013	109,251

Multi-Line Insurance 1.8%
Loews Corp.	3,012	59,788

Multi-Sector Holdings 2.4%
Leucadia National Corp. (a)	5,373	78,607

Oil & Gas Exploration & Production 3.9%
Ultra Petroleum Corp. (Canada) (a)	3,665	128,788

Other Diversified Financial Services 0.9%
BM&F BOVESPA SA (Brazil) (a)	11,927	29,675

Packaged Foods & Meats 2.5%
Nestle SA—ADR (Switzerland)	2,529	82,218

Pharmaceuticals 3.2%
Mead Johnson Nutrition Co., Class A (a)	3,779	104,263

Property & Casualty Insurance 4.7%
Berkshire Hathaway, Inc., Class B (a)	60	153,840

Railroads 5.5%
Burlington Northern Santa Fe Corp.	1,565	91,975
Canadian National Railway Co. (Canada)	2,739	88,579

		180,554

Real Estate Management & Development 3.4%
Brookfield Asset Management, Inc., Class A (Canada)	8,468	113,387

Restaurants 6.5%
McDonald’s Corp.	1,883	98,387
Starbucks Corp. (a)	12,731	116,488

		214,875

Soft Drinks 2.0%
Dr. Pepper Snapple Group, Inc. (a)	4,574	64,265

9
See Notes to Financial Statements

Van Kampen Core Growth Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

	Number of
Description	Shares	Value

Tobacco 5.1%
British American Tobacco PLC—ADR (United Kingdom)	1,755	$89,575
Philip Morris International, Inc.	2,334	78,119

		167,694

Total Long-Term Investments 96.2% (Cost $5,370,226)		3,164,028

Repurchase Agreements 3.5%
Banc of America Securities ($54,706 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.22%, dated 02/27/09, to be sold on 03/02/09 at $54,707)		54,706
Citigroup Global Markets, Inc. ($43,765 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 02/27/09, to be sold on 03/02/09 at $43,766)		43,765
Citigroup Global Markets, Inc. ($16,412 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $16,412)		16,412
State Street Bank & Trust Co. ($117 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/27/09, to be sold on 03/02/09 at $117)		117

Total Repurchase Agreements 3.5% (Cost $115,000)		115,000

Total Investments 99.7% (Cost $5,485,226)		3,279,028

Other Assets in Excess of Liabilities 0.3%		8,598

Net Assets 100.0%		$3,287,626

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $169,682 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Non-income producing security.

ADR—American Depositary Receipt

10
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Total Investments (Cost $5,485,226)	$3,279,028
Cash	624
Receivables:
Expense Reimbursement from Adviser	31,723
Dividends	3,318
Fund Shares Sold	1,000
Interest	2
Unamortized Offering Costs	66,861
Other	2,369

Total Assets	3,384,925

Liabilities:
Payables:
Distributor and Affiliates	4,454
Trustees’ Deferred Compensation and Retirement Plans	7,991
Accrued Expenses	84,854

Total Liabilities	97,299

Net Assets	$3,287,626

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$5,781,468
Accumulated Undistributed Net Investment Income	(21,597)
Accumulated Net Realized Loss	(266,038)
Net Unrealized Depreciation	(2,206,207)

Net Assets	$3,287,626

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $496,532 and 90,655 shares of beneficial interest issued and outstanding)	$5.48
Maximum sales charge (5.75%* of offering price)	0.33

Maximum offering price to public	$5.81

Class B Shares:
Net asset value and offering price per share (Based on net assets of $115,976 and 21,143 shares of beneficial interest issued and outstanding)	$5.49

Class C Shares:
Net asset value and offering price per share (Based on net assets of $99,666 and 18,211 shares of beneficial interest issued and outstanding)	$5.47

Class I Shares:
Net asset value and offering price per share (Based on net assets of $2,520,676 and 460,000 shares of beneficial interest issued and outstanding)	$5.48

Class R Shares:
Net asset value and offering price per share (Based on net assets of $54,776 and 10,000 shares of beneficial interest issued and outstanding)	$5.48

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $565)	$19,582
Interest	1,484

Total Income	21,066

Expenses:
Offering Costs	95,707
Registration Fees	30,502
Professional Fees	29,976
Accounting and Administrative Expenses	20,233
Reports to Shareholders	18,012
Investment Advisory Fee	14,279
Transfer Agent Fees	9,416
Custody	3,856
Trustees’ Fees and Related Expenses	11,482
Distribution (12b-1) and Service Fees
Class A	540
Class B	238
Class C	513
Class R	166
Other	6,344

Total Expenses	241,264
Expense Reduction	219,817

Net Expenses	21,447

Net Investment Loss	$(381)

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(251,318)
Foreign Currency Transactions	(314)

Net Realized Loss	(251,632)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(225,608)

End of the Period:
Investments	(2,206,198)
Foreign Currency Translation	(9)

(2,206,207)

Net Unrealized Depreciation During the Period	(1,980,599)

Net Realized and Unrealized Loss	$(2,232,231)

Net Decrease in Net Assets From Operations	$(2,232,612)

12
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Statements  continued

Statement of Changes in Net Assets (Unaudited)

		For the Period
		June 30, 2008
	For The	(Commencement of
	Six Months Ended	Operations) to
	February 28, 2009	August 31, 2008

From Investment Activities:
Operations:
Net Investment Loss/Income	$(381)	$1,257
Net Realized Loss	(251,632)	(12,114)
Net Unrealized Depreciation During the Period	(1,980,599)	(225,608)

Change in Net Assets from Operations	(2,232,612)	(236,465)

Distributions from Net Investment Income:
Class A Shares	(5,880)	-0-
Class B Shares	(1,184)	-0-
Class C Shares	(2,044)	-0-
Class I Shares	(49,266)	-0-
Class R Shares	(891)	-0-

Total Distributions	(59,265)	-0-

Net Change in Net Assets from Investment Activities	(2,291,877)	(236,465)

From Capital Transactions:
Proceeds from Shares Sold	750,418	5,330,056
Net Asset Value of Shares Issued Through Dividend Reinvestment	6,368	-0-
Cost of Shares Repurchased	(270,874)	-0-

Net Change in Net Assets from Capital Transactions	485,912	5,330,056

Total Decrease/Increase in Net Assets	(1,805,965)	5,093,591
Net Assets:
Beginning of the Period	5,093,591	-0-

End of the Period (Including accumulated undistributed net investment income of $(21,597) and $38,049, respectively)	$3,287,626	$5,093,591

13
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months		June 30, 2008
	Ended		(Commencement
	February 28,		of Operations) to
Class A Shares	2009		August 31, 2008

Net Asset Value, Beginning of the Period	$9.54		$10.00

Net Investment Loss (a)	(0.01)		-0-	(c)
Net Realized and Unrealized Loss	(3.95)		(0.46)

Total from Investment Operations	(3.96)		(0.46)
Less Distributions from Net Investment Income	0.10		-0-

Net Asset Value, End of the Period	$5.48		$9.54

Total Return* (b)	–41.59%	**	–4.60%	**
Net Assets at End of the Period (In millions)	$0.5		$0.4
Ratio of Expenses to Average Net Assets*	1.28%		1.30%
Ratio of Net Investment Loss to Average Net Assets*	(0.26%	)	(0.06%	)
Portfolio Turnover	15%	**	2%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	13.20%		15.46%
Ratio of Net Investment Loss to Average Net Assets	(12.18%	)	(14.22%	)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.01 per share.

14
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months		June 30, 2008
	Ended		(Commencement
	February 28,		of Operations) to
Class B Shares	2009		August 31, 2008

Net Asset Value, Beginning of the Period	$9.54		$10.00

Net Investment Loss (a)	(0.01)		(0.01)
Net Realized and Unrealized Loss	(3.96)		(0.45)

Total from Investment Operations	(3.97)		(0.46)
Less Distributions from Net Investment Income	0.08		-0-

Net Asset Value, End of the Period	$5.49		$9.54

Total Return* (b)	–41.67%	(c)**	–4.60%	(c)**
Net Assets at End of the Period (In millions)	$0.1		$0.1
Ratio of Expenses to Average Net Assets*	1.53%	(c)	1.68%	(c)
Ratio of Net Investment Loss to Average Net Assets*	(0.42%	)(c)	(0.43%	)(c)
Portfolio Turnover	15%	**	2%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	13.25%	(c)	15.60%	(c)
Ratio of Net Investment Loss to Average Net Assets	(12.14%	)(c)	(14.35%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

15
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months		June 30, 2008
	Ended		(Commencement
	February 28,		of Operations) to
Class C Shares	2009		August 31, 2008

Net Asset Value, Beginning of the Period	$9.54		$10.00

Net Investment Loss (a)	(0.02)		-0-	(c)
Net Realized and Unrealized Loss	(3.97)		(0.46)

Total from Investment Operations	(3.99)		(0.46)
Less Distributions from Net Investment Income	0.08		-0-

Net Asset Value, End of the Period	$5.47		$9.54

Total Return* (b)	–41.87%	(d)**	–4.60%	(d)**
Net Assets at End of the Period (In millions)	$0.1		$0.1
Ratio of Expenses to Average Net Assets*	1.73%	(d)	1.50%	(d)
Ratio of Net Investment Loss to Average Net Assets*	(0.66%	)(d)	(0.20%	)(d)
Portfolio Turnover	15%	**	2%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	13.33%	(d)	15.79%	(d)
Ratio of Net Investment Loss to Average Net Assets	(12.26%	)(d)	(14.49%	)(d)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.01 per share.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

16
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months		June 30, 2008
	Ended		(Commencement
	February 28,		of Operations) to
Class I Shares	2009		August 31, 2008

Net Asset Value, Beginning of the Period	$9.55		$10.00

Net Investment Income (a)	-0-	(c)	-0-	(c)
Net Realized and Unrealized Loss	(3.96)		(0.45)

Total from Investment Operations	(3.96)		(0.45)
Less Distributions from Net Investment Income	0.11		-0-

Net Asset Value, End of the Period	$5.48		$9.55

Total Return* (b)	–41.59%	**	–4.50%	**
Net Assets at End of the Period (In millions)	$2.5		$4.4
Ratio of Expenses to Average Net Assets*	1.05%		1.05%
Ratio of Net Investment Income to Average Net Assets*	0.07%		0.20%
Portfolio Turnover	15%	**	2%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	12.54%		14.97%
Ratio of Net Investment Loss to Average Net Assets	(11.42%	)	(13.72%	)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.01 per share.

17
See Notes to Financial Statements

Van Kampen Core Growth Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months		June 30, 2008
	Ended		(Commencement
	February 28,		of Operations) to
Class R Shares	2009		August 31, 2008

Net Asset Value, Beginning of the Period	$9.54		$10.00

Net Investment Loss (a)	(0.01)		(0.01)
Net Realized and Unrealized Loss	(3.96)		(0.45)

Total from Investment Operations	(3.97)		(0.46)
Less Distributions from Net Investment Income	0.09		-0-

Net Asset Value, End of the Period	$5.48		$9.54

Total Return* (b)	–41.70%	**	–4.60%	**
Net Assets at End of the Period (In millions)	$0.1		$0.1
Ratio of Expenses to Average Net Assets*	1.55%		1.55%
Ratio of Net Investment Loss to Average Net Assets*	(0.43%	)	(0.31%	)
Portfolio Turnover	15%	**	2%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	13.04%		15.47%
Ratio of Net Investment Loss to Average Net Assets	(11.92%	)	(14.23%	)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to .50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

18
See Notes to Financial Statements

Van Kampen Core Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Core Growth Fund (the “Fund”) is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization companies The Fund commenced investment operations on June 30, 2008. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

19

Van Kampen Core Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$2,994,346
Level 2—Other Significant Observable Inputs	284,682
Level 3—Significant Unobservable Inputs	-0-

Total	$3,279,028

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries

20

Van Kampen Core Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, and various states. The tax year ended August 31, 2008 remains subject to examination by taxing authorities.
At February 28, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$5,487,781

Gross tax unrealized appreciation	$8,989
Gross tax unrealized depreciation	(2,217,742)

Net tax unrealized depreciation on investments	$(2,208,753)

E. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2008.
As of August 31, 2008, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$40,281

F. Foreign Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions. Income and expenses are translated at rates prevailing when accrued.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

21

Van Kampen Core Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $750 million	.75%
Next $750 million	.70%
Over $1.5 billion	.65%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.28%, 1.53%, 1.73%, 1.05%, and 1.55% for Classes A, B, C, I, and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2009, the adviser waived or reimbursed approximately $219,800 of advisory fees or other expenses.
For the six months ended February 28, 2009, the Fund recognized expenses of approximately $5,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $22,200 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” expense on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $7,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $2,400 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year

22

Van Kampen Core Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $300 and no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At February 28, 2009, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class B, 10,000 shares of Class C, 460,000 shares of Class I, and 10,000 shares of Class R.

3. Capital Transactions
For the six months ended February 28, 2009 and the period ended August 31, 2008, transactions were as follows:

			For the Period
	For The		June 30, 2008
	Six Months Ended		(Commencement of Operations)
	February 28, 2009		to August 31, 2008
	Shares	Value	Shares	Value

Sales:
Class A	81,745	$525,486	38,045	$378,720
Class B	13,014	89,233	10,000	100,000
Class C	16,458	135,699	15,456	151,336
Class I	-0-	-0-	460,000	4,600,000
Class R	-0-	-0-	10,000	100,000

Total Sales	111,217	$750,418	533,501	$5,330,056

Dividend Reinvestment:
Class A	801	$4,790	-0-	$-0-
Class B	61	368	-0-	-0-
Class C	201	1,210	-0-	-0-
Class I	-0-	-0-	-0-	-0-
Class R	-0-	-0-	-0-	-0-

Total Dividend Reinvestment	1,063	$6,368	-0-	$-0-

Repurchases:
Class A	(29,936)	$(171,741)	-0-	$-0-
Class B	(1,932)	(10,920)	-0-	-0-
Class C	(13,904)	(88,213)	-0-	-0-
Class I	-0-	-0-	-0-	-0-
Class R	-0-	-0-	-0-	-0-

Total Repurchases	(45,772)	$(270,874)	-0-	$-0-

4. Redemption Fee
Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within seven days of purchase. The

23

Van Kampen Core Growth Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 28, 2009, the Fund did not receive any redemption fees. Effective November 3, 2008, the redemption fee is no longer applied.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,155,719 and $561,128, respectively.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $100 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

24

Van Kampen Core Growth Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen Core Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen Core Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Core Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen Core Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen Core Growth Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

156, 256, 315, 626, 515
CGSAN 4/09
IU09-01493P-Y02/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics – Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust II
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:    April 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: April 16, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date: April 16, 2009